Schedule of Investments (unaudited) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Credit Acceptance Receivables Trust, Series 2017-1, Class D, 3.54%, 03/13/23(a)	$656	$660,408
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D, 2.71%, 09/08/22	1,200	1,214,454
Series 2017-3, Class D, 3.18%, 07/18/23	150	154,827
Avant Loans Funding Trust(a)
Series 2019-A, Class A, 3.48%, 07/15/22	10	9,813
Series 2019-B, Class A, 2.72%, 10/15/26	584	586,135
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(a)	522	527,606
Conn’s Receivables Funding LLC(a)
Series 2018-A, Class A, 3.25%, 01/15/23	2	1,619
Series 2019-A, Class A, 3.40%, 10/16/23	36	35,615
Series 2019-B, Class A, 2.66%, 06/17/24	669	669,147
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-HP1, Class A, 2.59%, 12/15/26	1,387	1,402,421
Series 2019-P2, Class A, 2.47%, 10/15/26	1,192	1,197,421
Series 2020-P1, Class A, 2.26%, 03/15/28	4,145	4,176,632
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1, Class B, 4.07%, 07/15/25	2,295	2,302,003
Series 2018-P2, Class A, 3.47%, 10/15/25	8	7,609
Series 2019-P1, Class A, 2.94%, 07/15/26	329	331,848
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15%, 07/17/23(a)	3,146	3,156,302
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 03/15/23	77	78,349
Series 2017-2, Class D, 3.49%, 09/15/23(a)	56	57,010
Series 2017-3, Class D, 3.53%, 12/15/23(a)	163	165,431
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	26	25,831
Series 2018-2, Class D, 4.14%, 08/15/24	225	233,625
Series 2019-1, Class B, 3.41%, 06/15/23	132	132,328
Series 2019-1, Class D, 4.09%, 06/15/26	13,120	13,773,186
Series 2019-2, Class B, 3.17%, 11/15/23	225	227,933
Series 2020-2, Class A2A, 0.85%, 07/17/23	1,982	1,985,139
Series 2020-2, Class A3, 0.83%, 05/15/24	1,150	1,155,160
Series 2020-2, Class D, 3.05%, 05/15/28	4,110	4,276,731
DT Auto Owner Trust, Series 2020-2A, Class A, 1.14%, 01/16/24(a)	4,745	4,762,730
Enva LLC, Series 2019-A, Class A, 3.96%, 06/22/26(a)	1,027	1,030,083
Exeter Automobile Receivables Trust
Series 2018-4A, Class B, 3.64%, 11/15/22(a)	9	8,991
Series 2019-1A, Class B, 3.45%, 02/15/23(a)	99	99,841
Series 2020-1A, Class B, 2.26%, 04/15/24(a)	3,070	3,115,692
Series 2020-2A, 1.13%, 08/15/23(a)	7,440	7,463,551
Series 2020-3A, Class B, 0.79%, 09/16/24	7,140	7,142,954
Marlette Funding Trust(a)
Series 2017-3A, Class C, 4.01%, 12/15/24	976	976,250
Series 2018-3A, Class B, 3.86%, 09/15/28	205	205,788
Series 2018-4A, Class A, 3.71%, 12/15/28	2,188	2,203,120
Series 2019-1A, Class A, 3.44%, 04/16/29	41	41,609
Series 2019-2A, Class A, 3.13%, 07/16/29	142	143,223
Series 2019-3A, Class A, 2.69%, 09/17/29	383	385,745
Series 2019-4A, Class A, 2.39%, 12/17/29	786	793,695
Series 2020-1A, Class A, 2.24%, 03/15/30	1,141	1,149,713
Series 2020-2A, 1.02%, 09/16/30	10,612	10,629,337
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	535,542

Security	Par (000)	Value

Asset-Backed Securities (continued)
Prosper Marketplace Issuance Trust(a)
Series 2019-1A, Class A, 3.54%, 04/15/25	$1	$1,252
Series 2019-2A, Class A, 3.20%, 09/15/25	19	19,516
Series 2019-3A, Class A, 3.19%, 07/15/25	5,295	5,318,879
Series 2019-4A, Class A, 2.48%, 02/17/26	354	356,048
Santander Drive Auto Receivables Trust
Series 2016-3, Class D, 2.80%, 08/15/22	90	90,889
Series 2017-2, Class D, 3.49%, 07/17/23	237	240,585
Series 2018-2, Class D, 3.88%, 02/15/24	750	776,506
Series 2018-4, Class C, 3.56%, 07/15/24	1,200	1,222,084
Series 2018-5, Class D, 4.19%, 12/16/24	50	52,042
Series 2019-1, Class C, 3.42%, 04/15/25	4,670	4,786,695
Series 2019-1, Class D, 3.65%, 04/15/25	3,300	3,430,724
Series 2019-3, Class B, 2.28%, 09/15/23	970	981,795
Series 2020-2, Class B, 0.96%, 11/15/24	1,860	1,866,116
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	650	688,562
SoFi Consumer Loan Program LLC(a)
Series 2017-1, Class A, 3.28%, 01/26/26	5	5,473
Series 2017-3, Class A, 2.77%, 05/25/26	8	7,645
SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 02/25/27(a)	33	33,266
Upgrade Receivables Trust, Series 2019-2A, Class A, 2.77%, 10/15/25(a)	247	247,263
Upstart Securitization Trust(a)
Series 2019-3, Class A, 2.68%, 01/21/30	7,117	7,176,433
Series 2020-1, Class A, 2.32%, 04/22/30	3,472	3,496,766
Westlake Automobile Receivables Trust(a)
Series 2018-1A, Class D, 3.41%, 05/15/23	200	201,917
Series 2018-3A, Class B, 3.32%, 10/16/23	62	62,178
Series 2018-3A, Class C, 3.61%, 10/16/23	4,000	4,056,254
Series 2018-3A, Class D, 4.00%, 10/16/23	100	103,225
Series 2019-1A, Class B, 3.26%, 10/17/22	5,000	5,054,519
Series 2019-2A, Class B, 2.62%, 07/15/24	1,250	1,269,175
Series 2020-2A, Class B, 1.32%, 07/15/25	5,240	5,271,338

Total Asset-Backed Securities — 5.5% (Cost: $125,178,339)		126,049,592

	Shares

Common Stocks

Aerospace & Defense — 0.0%
Lockheed Martin Corp.	2,914	1,116,878

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	36,402	3,719,920
United Parcel Service, Inc., Class B	22,253	3,708,018

		7,427,938

Beverages — 0.1%
PepsiCo, Inc.	15,007	2,079,970

Biotechnology — 0.3%
AbbVie, Inc.	43,063	3,771,888
Amgen, Inc.	15,215	3,867,045

		7,638,933

Capital Markets — 0.4%
Houlihan Lokey, Inc.	65,869	3,889,564

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T. Rowe Price Group, Inc.	7,309	$937,160
Virtu Financial, Inc., Class A	160,895	3,702,194

		8,528,918

Chemicals — 0.0%
International Flavors & Fragrances, Inc.	11,493	1,407,318

Communications Equipment — 0.1%
Juniper Networks, Inc.	170,997	3,676,435

Containers & Packaging — 0.2%
Packaging Corp. of America	31,759	3,463,319
Sonoco Products Co.	29,925	1,528,270

		4,991,589

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	63,317	3,766,728

Electric Utilities — 0.6%
Alliant Energy Corp.	38,801	2,004,072
American Electric Power Co., Inc.	46,603	3,808,863
Avangrid, Inc.	45,664	2,304,205
Eversource Energy	28,143	2,351,348
IDACORP, Inc.	11,567	924,203
Xcel Energy, Inc.	54,590	3,767,256

		15,159,947

Equity Real Estate Investment Trusts (REITs) — 0.2%
Public Storage	16,997	3,785,572

Food & Staples Retailing — 0.2%
Kroger Co.	111,529	3,781,948

Food Products — 0.9%
Campbell Soup Co.	78,335	3,789,064
Conagra Brands, Inc.	47,602	1,699,867
Flowers Foods, Inc.	156,474	3,807,013
General Mills, Inc.	62,746	3,870,173
J.M. Smucker Co.	33,191	3,834,224
Kellogg Co.	59,301	3,830,252

		20,830,593

Gas Utilities — 0.2%
Atmos Energy Corp.	39,547	3,780,298

Health Care Equipment & Supplies — 0.2%
Medtronic PLC	36,269	3,769,074

Health Care Providers & Services — 0.2%
CVS Health Corp.	64,869	3,788,350

Household Durables — 0.1%
Garmin Ltd.	18,941	1,796,743

Household Products — 0.5%
Colgate-Palmolive Co.	49,060	3,784,979
Kimberly-Clark Corp.	25,471	3,761,048
Procter & Gamble Co.	27,234	3,785,254

		11,331,281
Industrial Conglomerates — 0.2%
3M Co.	23,249	3,724,025

IT Services — 0.6%
Amdocs Ltd.	65,012	3,732,339
Automatic Data Processing, Inc.	27,372	3,818,120

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	30,876	$3,756,683
Western Union Co.	170,919	3,662,794

		14,969,936

Media — 0.2%
Comcast Corp., Class A	80,379	3,718,333

Metals & Mining — 0.2%
Southern Copper Corp.	83,727	3,790,321

Multiline Retail — 0.2%
Target Corp.	24,022	3,781,543

Multi-Utilities — 0.8%
Ameren Corp.	47,928	3,790,146
CMS Energy Corp.	61,214	3,759,152
Consolidated Edison, Inc.	49,247	3,831,417
Dominion Energy, Inc.	48,666	3,841,207
WEC Energy Group, Inc.	38,956	3,774,836

		18,996,758

Pharmaceuticals — 0.5%
Johnson & Johnson	25,549	3,803,735
Merck & Co., Inc.	45,415	3,767,174
Pfizer, Inc.	103,284	3,790,523

		11,361,432

Road & Rail — 0.1%
Union Pacific Corp.	18,844	3,709,818

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	32,108	3,748,288
Intel Corp.	73,080	3,784,083
Texas Instruments, Inc.	26,480	3,781,079

		11,313,450

Technology Hardware, Storage & Peripherals — 0.2%
Seagate Technology PLC	75,685	3,729,000

Trading Companies & Distributors — 0.0%
MSC Industrial Direct Co., Inc., Class A	14,910	943,505

Total Common Stocks — 8.2%
(Cost: $184,460,301)		188,696,634

	Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
MDC Partners, Inc., 6.50%, 05/01/24(a)	$100	91,250

Aerospace & Defense — 0.6%
3M Co.
2.25%, 03/15/23	425	444,433
2.65%, 04/15/25	680	737,854
Boeing Co.
4.51%, 05/01/23	1,260	1,328,468
4.88%, 05/01/25	2,080	2,263,300
Bombardier, Inc.(a)
6.00%, 10/15/22	100	92,750
6.13%, 01/15/23	50	42,750
7.88%, 04/15/27	175	132,727
General Dynamics Corp., 3.25%, 04/01/25	350	387,502
General Electric Co., 3.63%, 05/01/30	185	191,588

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Howmet Aerospace, Inc.
6.88%, 05/01/25	$2,708	$2,992,340
5.90%, 02/01/27	525	565,577
Lockheed Martin Corp., 1.85%, 06/15/30	70	72,863
Moog, Inc., 4.25%, 12/15/27(a)	400	409,020
Raytheon Technologies Corp., 3.15%, 12/15/24(a)	1,153	1,245,556
Signature Aviation US Holdings, Inc.(a)
5.38%, 05/01/26	10	10,100
4.00%, 03/01/28	125	116,250
Spirit AeroSystems, Inc., 5.50%, 01/15/25(a)	125	125,625
SSL Robotics LLC, 9.75%, 12/31/23(a)	150	165,222
TransDigm, Inc.
8.00%, 12/15/25(a)	115	125,063
6.25%, 03/15/26(a)	750	783,221
6.38%, 06/15/26	100	100,393
7.50%, 03/15/27	50	51,916
5.50%, 11/15/27	550	528,578
United Technologies Corp., 3.95%, 08/16/25	130	147,737

		13,060,833

Air Freight & Logistics — 0.1%
FedEx Corp., 3.80%, 05/15/25	2,000	2,262,484
Kenan Advantage Group, Inc., 7.88%, 07/31/23(a)	15	14,550
XPO Logistics, Inc.(a)
6.50%, 06/15/22	7	7,017
6.25%, 05/01/25	90	96,175

		2,380,226

Airlines — 0.1%
American Airlines Group, Inc., 3.75%, 03/01/25(a)	455	230,699
Delta Air Line, Inc., 7.38%, 01/15/26	825	864,883
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	1,188	1,236,802
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	405	429,105

		2,761,489

Auto Components — 0.2%
Adient US LLC(a)
9.00%, 04/15/25	105	115,763
7.00%, 05/15/26	50	53,549
Aptiv Corp., 4.15%, 03/15/24	1,700	1,868,136
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	1,121,551
Clarios Global LP/Clarios US Finance Co.(a)
6.25%, 05/15/26	65	68,156
8.50%, 05/15/27	10	10,325
Meritor, Inc., 6.25%, 06/01/25(a)	325	339,625
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	150	153,460

		3,730,565

Automobiles — 1.6%
Allison Transmission, Inc.(a)
5.00%, 10/01/24	50	50,503
5.88%, 06/01/29	310	335,265
American Honda Finance Corp., 1.20%, 07/08/25	1,395	1,405,463
Asbury Automotive Group, Inc., 4.75%, 03/01/30(a)	495	498,713
Cummins, Inc., 0.75%, 09/01/25	4,550	4,563,843
Ford Motor Co.
8.50%, 04/21/23	750	817,500
9.00%, 04/22/25	185	212,104
4.35%, 12/08/26	200	197,412
9.63%, 04/22/30	240	309,900

Security	Par (000)	Value

Automobiles (continued)
4.75%, 01/15/43	$250	$226,356
5.29%, 12/08/46	1,500	1,407,188
Ford Motor Credit Co. LLC
4.25%, 09/20/22	250	252,165
4.38%, 08/06/23	1,000	1,015,300
5.58%, 03/18/24	400	416,095
5.13%, 06/16/25	1,350	1,392,188
4.13%, 08/04/25	1,000	990,415
4.39%, 01/08/26	1,650	1,631,174
General Motors Co.
5.40%, 10/02/23	160	176,378
6.13%, 10/01/25	600	696,995
General Motors Financial Co., Inc.
4.20%, 03/01/21	50	50,612
3.20%, 07/06/21	550	558,323
4.20%, 11/06/21	65	67,089
3.45%, 04/10/22	50	51,406
3.55%, 07/08/22	690	712,922
3.25%, 01/05/23	50	51,674
4.15%, 06/19/23	195	206,996
1.70%, 08/18/23	5,460	5,473,643
5.10%, 01/17/24	375	409,501
4.00%, 01/15/25	1,000	1,068,490
2.75%, 06/20/25	1,815	1,856,959
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	470	461,775
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	200	165,000
Navistar International Corp.(a)
9.50%, 05/01/25	755	850,711
6.63%, 11/01/25	525	536,813
PACCAR Financial Corp.
1.90%, 02/07/23	325	335,871
0.35%, 08/11/23	1,855	1,852,396
Tesla, Inc., 5.30%, 08/15/25(a)	625	646,875
Toyota Motor Credit Corp., 0.50%, 08/14/23	3,560	3,567,679

		35,519,692

Banks — 1.7%
Australia & New Zealand Banking Group Ltd., 2.05%, 11/21/22	925	957,489
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(b)	500	518,849
Bank of Montreal
2.90%, 03/26/22	100	103,749
2.05%, 11/01/22	625	645,955
1.85%, 05/01/25	440	459,566
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	3,330	3,359,937
2.25%, 01/28/25	480	506,252
CIT Group, Inc.
5.00%, 08/15/22	500	515,000
5.00%, 08/01/23	420	435,750
6.13%, 03/09/28	25	28,500
Citibank NA, 3.65%, 01/23/24	400	438,395
Credit Suisse AG, New York
2.80%, 04/08/22	2,110	2,184,968
1.00%, 05/05/23	1,000	1,010,481
Fifth Third Bank, 1.80%, 01/30/23	585	601,202
First Republic Bank, (Secured Overnight Financing Rate + 0.62%), 1.91%, 02/12/24(b)	1,085	1,115,186
HSBC USA, Inc., 3.50%, 06/23/24	400	431,767

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The), 1.80%, 02/03/23	$570	$585,817
Intesa Sanpaolo SpA(a)
5.02%, 06/26/24	200	210,186
5.71%, 01/15/26	400	436,107
KeyCorp., 2.25%, 04/06/27	335	354,898
MUFG Union Bank NA, 3.15%, 04/01/22	250	259,647
National Australia Bank Ltd., 1.88%, 12/13/22	250	258,192
National Bank of Canada, 2.10%, 02/01/23	1,550	1,602,425
Royal Bank of Canada
2.80%, 04/29/22	200	207,605
1.60%, 04/17/23	460	472,070
1.15%, 06/10/25	2,500	2,534,920
Santander Holdings USA Inc., 3.45%, 06/02/25	1,700	1,817,984
Santander UK Group Holdings PLC, (1 year CMT + 1.25%), 1.53%, 08/21/26(b)	3,000	2,953,800
Santander UK PLC, 2.10%, 01/13/23	335	345,712
Toronto-Dominion Bank
1.90%, 12/01/22	785	810,344
0.45%, 09/11/23	5,955	5,943,864
2.65%, 06/12/24	200	213,985
Truist Financial Corp.
3.05%, 06/20/22	93	96,921
1.20%, 08/05/25	3,520	3,583,610
Wells Fargo & Co.
4.60%, 04/01/21	500	510,619
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(b)	640	670,160
Wells Fargo Bank NA(b)
(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22	300	304,720
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22	1,890	1,916,730
Westpac Banking Corp., 2.00%, 01/13/23	160	165,861

		39,569,223

Banks: Diversified — 0.0%
Encompass Health Corp.
4.50%, 02/01/28	195	195,975
4.75%, 02/01/30	250	253,635

		449,610

Beverages — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	820	856,900
5.25%, 08/15/27	400	407,600
Ball Corp.
4.00%, 11/15/23	15	15,923
5.25%, 07/01/25	50	56,596
4.88%, 03/15/26	200	223,000
2.88%, 08/15/30	490	484,487
Coca-Cola Co.
1.75%, 09/06/24	400	418,036
2.95%, 03/25/25	1,000	1,099,033
1.65%, 06/01/30	1,040	1,076,757
Constellation Brands, Inc.
4.40%, 11/15/25	1,070	1,243,960
2.88%, 05/01/30	310	334,717
Diageo Capital PLC
2.13%, 10/24/24	560	593,771
2.38%, 10/24/29	405	430,851
2.00%, 04/29/30	2,710	2,794,968
Greif, Inc., 6.50%, 03/01/27(a)	10	10,360

Security	Par (000)	Value

Beverages (continued)
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23	$1,320	$1,434,866
Mauser Packaging Solutions Holding Co.(a)
5.50%, 04/15/24	25	25,089
7.25%, 04/15/25	100	94,125
PepsiCo, Inc.
2.25%, 03/19/25	850	910,471
2.63%, 03/19/27	535	587,786
2.75%, 03/19/30	65	72,759
1.63%, 05/01/30	940	965,705
Silgan Holdings, Inc., 4.13%, 02/01/28	207	211,658

		14,349,418

Biotechnology — 0.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	1,310	1,315,148
Gilead Sciences, Inc., 0.75%, 09/29/23	485	486,018
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	305	298,528
Royalty Pharma PLC(a)
0.75%, 09/02/23	165	164,697
1.20%, 09/02/25	60	59,795

		2,324,186

Building Materials — 0.4%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	100	105,954
Boise Cascade Co., 4.88%, 07/01/30(a)	540	580,500
Builders FirstSource, Inc.(a)
6.75%, 06/01/27	160	171,400
5.00%, 03/01/30	370	382,950
Carrier Global Corp.(a)
1.92%, 02/15/23	2,055	2,114,394
2.24%, 02/15/25	1,055	1,100,546
Griffon Corp., 5.75%, 03/01/28	270	281,834
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	1,200	1,251,000
Masonite International Corp., 5.38%, 02/01/28(a)	900	959,791
Norbord, Inc., 5.75%, 07/15/27(a)	1,215	1,283,404
Standard Industries, Inc., 4.75%, 01/15/28(a)	25	25,938
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	305	317,581
US Concrete, Inc., 5.13%, 03/01/29(a)	215	215,538

		8,790,830

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	355	370,975
Home Depot, Inc., 2.50%, 04/15/27	150	163,039
Lowe’s Cos., Inc., 4.00%, 04/15/25	2,040	2,314,941
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26(a)	145	147,538

		2,996,493

Capital Markets — 0.9%
AG Issuer LLC, 6.25%, 03/01/28(a)	270	268,650
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	940,684
Ares Capital Corp.
3.63%, 01/19/22	1,180	1,214,179
3.50%, 02/10/23	300	308,152
4.20%, 06/10/24	880	916,694
4.25%, 03/01/25	50	51,742
3.25%, 07/15/25	850	841,959
3.88%, 01/15/26	2,545	2,591,930

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23	$315	$324,997
Brookfield Finance, Inc.
4.00%, 04/01/24	2,000	2,201,636
3.90%, 01/25/28	55	61,248
FS KKR Capital Corp.
4.63%, 07/15/24	150	151,717
4.13%, 02/01/25	105	104,342
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.38%, 12/15/25	1,100	1,130,762
6.25%, 05/15/26	610	635,925
5.25%, 05/15/27	300	312,540
INTL. FCStone Inc., 8.63%, 06/15/25(a)	924	997,920
LPL Holdings, Inc.(a)
5.75%, 09/15/25	50	51,809
4.63%, 11/15/27	90	90,900
Nomura Holdings, Inc.
2.65%, 01/16/25	1,620	1,706,006
1.85%, 07/16/25	4,520	4,599,627

		19,503,419

Chemicals — 1.0%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	2,380	2,499,760
2.05%, 05/15/30	255	267,662
Ashland LLC, 4.75%, 08/15/22	4	4,195
Avient Corp.
5.25%, 03/15/23	35	37,144
5.75%, 05/15/25(a)	1,950	2,067,000
Blue Cube Spinco LLC, 9.75%, 10/15/23	42	43,313
Celanese US Holdings LLC, 3.50%, 05/08/24	45	48,434
CF Industries, Inc.
4.95%, 06/01/43	325	377,918
5.38%, 03/15/44	150	180,507
Chemours Co., 163851AE8, 5.38%, 05/15/27	939	929,610
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(a)	25	23,125
DuPont de Nemours, Inc.
3.77%, 11/15/20	1,330	1,335,458
2.17%, 05/01/23	890	899,180
Element Solutions, Inc., 3.88%, 09/01/28(a)	790	775,187
FMC Corp., 3.20%, 10/01/26	207	228,715
Huntsman International LLC, 5.13%, 11/15/22	2,000	2,150,596
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	40	46,944
Methanex Corp.
5.13%, 10/15/27	585	582,075
5.25%, 12/15/29	1,200	1,186,500
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	1,000	1,034,790
OCI NV, 6.63%, 04/15/23(a)	200	206,800
Olin Corp.
9.50%, 06/01/25(a)	350	407,960
5.13%, 09/15/27	50	49,500
5.63%, 08/01/29	500	491,245
Sherwin-Williams Co.
3.13%, 06/01/24	2,590	2,798,177
3.45%, 06/01/27	640	718,730
2.95%, 08/15/29	1,640	1,804,982

Security	Par (000)	Value

Chemicals (continued)
Tronox Inc., 6.50%, 05/01/25(a)	$105	$109,463
Valvoline Inc., 4.38%, 08/15/25	170	174,887
WESCO Distribution, Inc.(a)
7.13%, 06/15/25	405	441,166
7.25%, 06/15/28	270	295,832

		22,216,855

Commercial Services & Supplies — 0.4%
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	590	604,750
APX Group, Inc., 6.75%, 02/15/27(a)	670	695,125
ASGN, Inc., 4.63%, 05/15/28(a)	555	557,287
Cimpress NV, 7.00%, 06/15/26(a)	1,490	1,415,500
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(a)	2,345	2,510,616
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	100	104,750
5.75%, 04/15/26	800	855,504
3.38%, 08/31/27	290	278,181
6.25%, 01/15/28	185	187,312
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	1,100	1,133,000
United Rentals North America, Inc.
4.63%, 10/15/25	50	51,125
5.50%, 05/15/27	500	530,625
4.88%, 01/15/28	50	52,500
5.25%, 01/15/30	50	54,562
4.00%, 07/15/30	155	158,875
3.88%, 02/15/31	115	116,725

		9,306,437

Communications Equipment(a) — 0.0%
Avaya, Inc., 6.13%, 09/15/28	480	489,408
CommScope Technologies LLC, 6.00%, 06/15/25	23	23,312
CommScope, Inc., 8.25%, 03/01/27	50	52,000

		564,720

Construction & Engineering — 0.2%
AECOM
5.88%, 10/15/24	50	54,120
5.13%, 03/15/27	700	756,084
Fluor Corp., 4.25%, 09/15/28	900	768,375
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	125	127,812
TopBuild Corp., 5.63%, 05/01/26(a)	2,000	2,065,000
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	225	227,250

		3,998,641

Construction Materials(a) — 0.1%
G-III Apparel Group Ltd., 7.88%, 08/15/25	500	502,500
Performance Food Group, Inc., 5.50%, 10/15/27	30	30,900
Picasso Finance Sub, Inc., 6.13%, 06/15/25	260	280,057
Williams Scotsman International, Inc., 4.63%, 08/15/28	235	235,949
Winnebago Industries, Inc., 6.25%, 07/15/28	140	147,700

		1,197,106

Consumer Discretionary(a) — 0.1%
Carnival Corp.
11.50%, 04/01/23	100	112,064
9.88%, 08/01/27	510	540,391
NCL Corp. Ltd., 10.25%, 02/01/26	500	520,937

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23	$50	$55,937
9.13%, 06/15/23	90	95,400
11.50%, 06/01/25	1,180	1,368,866

		2,693,595

Consumer Finance — 1.0%
American Express Co.
3.70%, 11/05/21	500	516,635
2.75%, 05/20/22	100	103,555
2.50%, 08/01/22	50	51,815
3.40%, 02/27/23	50	53,268
2.50%, 07/30/24	290	308,655
Capital One Financial Corp.
2.40%, 10/30/20	85	85,000
3.45%, 04/30/21	26	26,417
3.20%, 01/30/23	660	696,749
Curo Group Holdings Corp., 8.25%, 09/01/25(a)	50	41,875
Enova International Inc., 8.50%, 09/15/25(a)	350	330,750
Equifax, Inc.
2.60%, 12/15/25	105	112,101
3.10%, 05/15/30	205	223,339
Global Payments, Inc.
4.00%, 06/01/23	3,550	3,846,288
2.90%, 05/15/30	350	374,504
goeasy Ltd., 5.38%, 12/01/24(a)	555	561,937
IHS Markit Ltd.
4.13%, 08/01/23	2,035	2,213,062
3.63%, 05/01/24	80	86,472
4.25%, 05/01/29	150	174,012
Mastercard, Inc.
2.95%, 11/21/26	380	427,874
3.30%, 03/26/27	210	239,378
3.50%, 02/26/28	30	34,979
2.95%, 06/01/29	260	293,643
Navient Corp.
5.00%, 10/26/20	15	15,000
6.63%, 07/26/21	25	25,375
7.25%, 09/25/23	100	103,250
6.13%, 03/25/24	50	50,375
5.88%, 10/25/24	25	24,860
6.75%, 06/25/25	200	202,500
6.75%, 06/15/26	150	149,625
5.00%, 03/15/27	450	422,563
OneMain Finance Corp.
6.13%, 05/15/22	50	51,875
6.88%, 03/15/25	250	277,419
8.88%, 06/01/25	710	786,325
7.13%, 03/15/26	490	547,428
6.63%, 01/15/28	100	110,980
5.38%, 11/15/29	245	254,800
PayPal Holdings, Inc.
2.20%, 09/26/22	3,055	3,157,684
1.35%, 06/01/23	900	919,295
2.40%, 10/01/24	170	180,123
2.65%, 10/01/26	205	223,692
2.85%, 10/01/29	350	385,222
2.30%, 06/01/30	695	734,993
Refinitiv US Holdings, Inc.(a)
6.25%, 05/15/26	15	16,050

Security	Par (000)	Value

Consumer Finance (continued)
8.25%, 11/15/26	$20	$21,900
S&P Global, Inc.
2.50%, 12/01/29	115	125,207
1.25%, 08/15/30	1,905	1,874,233
Springleaf Finance Corp., 6.13%, 03/15/24	100	104,750
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	16,309
Visa, Inc.
1.90%, 04/15/27	300	318,625
2.05%, 04/15/30	1,210	1,296,418

		23,199,184

Containers & Packaging — 0.2%
Berry Global, Inc.
5.13%, 07/15/23	43	43,649
4.88%, 07/15/26(a)	150	157,500
Cascades, Inc./Cascades USA, Inc.(a)
5.13%, 01/15/26	200	209,000
5.38%, 01/15/28	1,495	1,571,619
Clearwater Paper Corp.(a)
5.38%, 02/01/25	35	36,684
4.75%, 08/15/28	625	626,562
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	50	52,062
Graphic Packaging International LLC(a)
3.50%, 03/15/28	250	249,375
3.50%, 03/01/29	100	100,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a)
5.13%, 07/15/23	13	13,163
7.00%, 07/15/24	81	82,458
Sealed Air Corp.(a)
5.50%, 09/15/25	25	27,625
4.00%, 12/01/27	200	208,960

		3,379,282

Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)	20	21,300
Carriage Services, Inc., 6.63%, 06/01/26(a)	400	418,000
Graham Holdings Co., 5.75%, 06/01/26(a)	540	568,350
Service Corp. International
4.63%, 12/15/27	50	52,960
5.13%, 06/01/29	55	60,947
3.38%, 08/15/30	305	305,381

		1,426,938

Diversified Financial Services — 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23	1,760	1,813,769
6.50%, 07/15/25	985	1,063,372
Air Lease Corp.
3.50%, 01/15/22	1,030	1,056,698
3.38%, 07/01/25	715	730,630
Ally Financial, Inc.
3.05%, 06/05/23	220	228,607
1.45%, 10/02/23	730	729,192
5.13%, 09/30/24	25	27,862
5.75%, 11/20/25	150	168,178
Banco Santander SA, 2.75%, 05/28/25	800	839,162
Bank of America Corp.
3.30%, 01/11/23	2,000	2,122,977

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 01/22/25	$1,180	$1,314,520
3.88%, 08/01/25	1,000	1,136,480
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(b)	3,253	3,414,984
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(b)	2,410	2,609,989
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	200	216,820
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(b)	50	51,719
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	500	558,465
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(b)	3,200	3,303,851
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	305	357,784
(Secured Overnight Financing Rate + 0.91%), 0.98%, 09/25/25(b)	1,010	1,009,768
(Secured Overnight Financing Rate + 1.15%), 1.32%, 06/19/26(b)	8,520	8,584,202
Barclays PLC
5.20%, 05/12/26	400	443,500
(3 mo. LIBOR US + 2.45%), 2.85%, 05/07/26(b)	1,150	1,196,102
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	200	224,033
Citigroup, Inc.
2.90%, 12/08/21	500	513,624
4.50%, 01/14/22	50	52,549
2.75%, 04/25/22	1,100	1,136,818
4.45%, 09/29/27	240	278,302
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	225	243,433
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(b)	1,385	1,437,178
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(b)	50	54,168
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(b)	590	657,542
(Secured Overnight Financing Rate + 0.87%), 2.31%, 11/04/22(b)	500	509,158
(Secured Overnight Financing Rate + 1.67%), 1.68%, 05/15/24(b)	1,960	2,007,861
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26(b)	3,135	3,393,125
Credit Acceptance Corp., 6.63%, 03/15/26	360	371,700
Deutsche Bank AG
4.50%, 04/01/25	1,400	1,408,085
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(b)	1,650	1,577,031
Deutsche Bank AG, New York(b)
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32	900	857,043
(Secured Overnight Financing Rate + 2.16%), 2.22%, 09/18/24	2,005	2,018,935
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(c)	52	27,481
Goldman Sachs Group, Inc.
5.25%, 07/27/21	150	156,008
2.35%, 11/15/21	490	491,123
5.75%, 01/24/22	500	534,155
3.20%, 02/23/23	1,500	1,590,452
3.63%, 02/20/24	700	759,542
4.00%, 03/03/24	1,000	1,099,829
3.50%, 01/23/25	1,060	1,163,035
3.50%, 04/01/25	2,895	3,195,124
3.75%, 05/22/25	75	83,355
4.25%, 10/21/25	530	602,982
3.75%, 02/25/26	75	84,413
3.50%, 11/16/26	35	38,718
2.60%, 02/07/30	1,090	1,152,124
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(b)	790	818,245
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	1,515	1,724,246
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	125	135,298

Security	Par (000)	Value

Diversified Financial Services (continued)
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	$250	$291,553
Horizon Pharma USA, Inc., 5.50%, 08/01/27(a)	2,450	2,600,062
HSBC Holdings PLC
4.00%, 03/30/22	50	52,505
3.60%, 05/25/23	1,500	1,597,388
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(b)	1,200	1,240,589
(Secured Overnight Financing Rate + 1.54%), 1.65%, 04/18/26(b)	1,225	1,220,308
Intercontinental Exchange, Inc.
0.70%, 06/15/23	2,090	2,095,342
3.75%, 12/01/25	2,105	2,378,004
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26(a)	200	203,000
John Deere Capital Corp., 2.60%, 03/07/24	40	42,768
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,056,980
2.97%, 01/15/23	600	619,571
3.88%, 09/10/24	25	27,730
3.13%, 01/23/25	50	54,543
3.30%, 04/01/26	650	720,309
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(b)	2,700	2,805,543
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(b)	790	816,989
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	750	843,609
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(b)	3,150	3,456,583
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	50	53,708
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	955	1,096,042
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	35	41,427
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	300	339,312
(Secured Overnight Financing Rate + 0.60%), 0.65%, 09/16/24(b)	3,970	3,971,509
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(b)	2,160	2,272,592
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	230	198,950
Mitsubishi UFJ Financial Group, Inc., 2.05%, 07/17/30	1,760	1,779,017
Mizuho Financial Group, Inc.(b)
(3 mo. LIBOR US + 0.61%), 0.85%, 09/08/24	3,330	3,321,587
(3 mo. LIBOR US + 0.99%), 1.24%, 07/10/24	2,490	2,509,549
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	3,070,012
Morgan Stanley
5.75%, 01/25/21	1,060	1,078,113
2.63%, 11/17/21	50	51,249
2.75%, 05/19/22	5,450	5,646,455
4.88%, 11/01/22	25	27,025
3.13%, 01/23/23	550	581,498
3.70%, 10/23/24	25	27,736
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(b)	3,130	3,369,204
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	325	365,524
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(b)	1,590	1,693,660
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(b)	1,310	1,371,943
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(b)	470	482,199
ORIX Corp., 2.90%, 07/18/22	25	25,878
Spectrum Brands, Inc., 5.00%, 10/01/29(a)	20	20,750
Stena International SA, 6.13%, 02/01/25(a)	200	192,250
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	379,205

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.47%, 07/08/25	$8,572	$8,729,639
2.13%, 07/08/30	1,830	1,856,930
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(b)	2,025	2,062,969

		132,114,654

Diversified Telecommunication Services — 0.7%
AT&T, Inc., 1.65%, 02/01/28	2,475	2,479,679
CenturyLink, Inc.
5.13%, 12/15/26(a)	495	508,558
4.00%, 02/15/27(a)	285	289,534
Series G, 6.88%, 01/15/28	50	56,072
Series P, 7.60%, 09/15/39	50	56,494
Series W, 6.75%, 12/01/23	100	109,625
Series Y, 7.50%, 04/01/24	25	27,990
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(d)	250	255,000
Frontier Communications Corp., 8.50%, 04/01/26(a)	60	60,480
Level 3 Financing, Inc.
5.38%, 01/15/24	100	100,525
5.25%, 03/15/26	25	25,899
4.63%, 09/15/27(a)	95	97,613
Sprint Capital Corp.
6.88%, 11/15/28	571	713,750
8.75%, 03/15/32	1,620	2,371,372
Switch Ltd., 3.75%, 09/15/28(a)	1,200	1,212,000
Telecom Italia Capital SA
6.00%, 09/30/34	200	232,000
7.20%, 07/18/36	200	252,240
7.72%, 06/04/38	50	66,500
Verizon Communications, Inc.
5.15%, 09/15/23	2,000	2,266,426
3.38%, 02/15/25	3,000	3,343,690
3.00%, 03/22/27	440	489,876

		15,015,323

Electric Utilities — 0.7%
AEP Texas, Inc., 3.95%, 06/01/28	50	57,788
Ameren Corp., 3.50%, 01/15/31	140	160,024
Atlantic City Electric Co., 4.00%, 10/15/28	50	59,414
Avangrid, Inc., 3.80%, 06/01/29	100	115,714
Berkshire Hathaway Energy Co.
4.05%, 04/15/25(a)	330	376,866
3.25%, 04/15/28	100	113,385
Commonwealth Edison Co., 2.20%, 03/01/30	170	182,000
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	330	379,949
Dominion Energy Inc.
2.72%, 08/15/21(e)	500	509,156
Series C, 3.38%, 04/01/30	310	349,534
Dominion Energy, Inc.
4.25%, 06/01/28	165	194,300
Series B, 2.75%, 01/15/22	50	51,273
DPL, Inc., 4.35%, 04/15/29	200	213,500
DTE Electric Co., Series C, 2.63%, 03/01/31	390	428,176
DTE Energy Co.
Series C, 3.40%, 06/15/29	130	144,081
Series D, 3.70%, 08/01/23	380	410,796
Series F, 1.05%, 06/01/25	630	629,652

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp.
3.05%, 08/15/22	$50	$52,001
3.75%, 04/15/24	1,180	1,295,935
3.40%, 06/15/29	255	286,275
Duke Energy Florida LLC, 1.75%, 06/15/30	115	116,789
Entergy Corp., 0.90%, 09/15/25	290	288,837
Entergy Texas, Inc., 4.00%, 03/30/29	50	58,607
Evergy, Inc., 2.90%, 09/15/29	100	107,332
Eversource Energy
Series L, 2.90%, 10/01/24	800	865,871
Series N, 3.80%, 12/01/23	100	109,666
Exelon Generation Co. LLC, 3.25%, 06/01/25	770	841,794
FirstEnergy Corp., Series A, 1.60%, 01/15/26	150	149,068
Florida Power & Light Co., 2.85%, 04/01/25	35	38,373
Georgia Power Co.
3.25%, 03/30/27	50	55,116
Series B, 2.65%, 09/15/29	700	750,046
Interstate Power and Light Co., 2.30%, 06/01/30	310	327,389
MidAmerican Energy Co., 3.65%, 04/15/29	310	369,349
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	100	117,411
2.40%, 03/15/30	1,105	1,204,740
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23	1,080	1,133,702
2.75%, 05/01/25	145	156,723
3.50%, 04/01/29	150	170,647
2.75%, 11/01/29	85	92,171
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24	30	31,281
4.25%, 09/15/24	275	286,688
4.50%, 09/15/27	100	106,750
Pacific Gas and Electric Co.
1.75%, 06/16/22	330	330,397
2.10%, 08/01/27	35	33,865
PG&E Corp., 5.25%, 07/01/30	1,580	1,528,650
PSEG Power LLC, 3.85%, 06/01/23	100	107,587
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	108,158
Sempra Energy, 3.40%, 02/01/28	50	54,991
Southern California Edison Co., 2.85%, 08/01/29	115	120,828
Talen Energy Supply LLC(a)
10.50%, 01/15/26	25	19,000
7.25%, 05/15/27	60	59,797
6.63%, 01/15/28	850	823,437
Tucson Electric Power Co., 1.50%, 08/01/30	30	29,737
Union Electric Co.
3.50%, 03/15/29	50	57,661
2.95%, 03/15/30	240	268,920

		16,931,197

Electrical Equipment — 0.1%
Roper Technologies, Inc.
0.45%, 08/15/22	275	274,847
3.65%, 09/15/23	830	901,614
2.35%, 09/15/24	90	95,192
1.00%, 09/15/25	590	591,273
2.00%, 06/30/30	75	76,454

		1,939,380

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.05%, 03/01/25	$105	$110,108
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,273,013
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	100	109,125
4.13%, 05/01/25	220	227,150
4.25%, 04/01/28	605	626,175
Energizer Holdings, Inc., 4.75%, 06/15/28(a)	170	175,933
Honeywell International, Inc., 2.30%, 08/15/24	380	405,238
Keysight Technologies, Inc.
4.55%, 10/30/24	2,000	2,259,240
4.60%, 04/06/27	130	151,956
3.00%, 10/30/29	80	87,452
Trimble, Inc., 4.90%, 06/15/28	760	896,840
Xerox Corp., 4.38%, 03/15/23	100	102,780
Xerox Holdings Corp., 5.50%, 08/15/28(a)	500	492,612

		6,917,622

Energy Equipment & Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	250	235,625
National Oilwell Varco, Inc., 3.60%, 12/01/29	43	41,765
SESI LLC, 7.13%, 12/15/21(a)	50	12,500
Weatherford International Ltd., 11.00%, 12/01/24(a)	100	60,000

		349,890

Environmental, Maintenance, & Security Service — 0.0%
GFL Environmental, Inc.(a)
3.75%, 08/01/25	325	326,796
7.00%, 06/01/26	60	63,252
5.13%, 12/15/26	180	185,868
Tervita Corp., 7.63%, 12/01/21(a)	25	22,812
Waste Connections, Inc., 2.60%, 02/01/30	110	118,306

		717,034

Equity Real Estate Investment Trusts (REITs) — 1.0%
Brixmor Operating Partnership LP, 4.05%, 07/01/30	120	128,351
Camden Property Trust
3.15%, 07/01/29	1,000	1,111,058
2.80%, 05/15/30	220	239,708
Choice Hotels International, Inc., 5.75%, 07/01/22	4,280	4,558,200
ESH Hospitality, Inc., 5.25%, 05/01/25(a)	500	505,000
Federal Realty Investment Trust, 3.50%, 06/01/30	1,315	1,422,764
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(a)	45	46,994
5.13%, 05/01/26	125	128,659
4.88%, 01/15/30	375	386,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25	100	101,000
4.88%, 04/01/27	50	50,796
Hospitality Properties Trust, 4.65%, 03/15/24	200	186,000
Iron Mountain, Inc.(a)
4.88%, 09/15/27	50	50,988
4.88%, 09/15/29	30	30,525
5.25%, 07/15/30	1,340	1,396,950
4.50%, 02/15/31	300	302,820
5.63%, 07/15/32	700	739,200
Marriott International, Inc., Series EE, 5.75%, 05/01/25	1,610	1,796,793
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a).	280	288,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24	1,050	1,113,294

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
5.75%, 02/01/27	$160	$172,400
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,100	1,146,970
4.63%, 08/01/29	50	52,023
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	350	376,113
3.63%, 10/01/29	1,000	1,013,294
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)	615	613,462
Public Storage, 3.39%, 05/01/29	450	518,814
Realty Income Corp.
4.65%, 08/01/23	1,000	1,104,986
3.25%, 01/15/31	480	531,190
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	100	92,192
Service Properties Trust
7.50%, 09/15/25	170	180,659
4.95%, 10/01/29	750	643,125
4.38%, 02/15/30	875	726,250
Simon Property Group LP, 3.50%, 09/01/25	810	887,898
Welltower, Inc., 4.00%, 06/01/25	565	634,216
Wyndham Destinations, Inc.
3.90%, 03/01/23	100	98,000
5.65%, 04/01/24	100	101,500
6.00%, 04/01/27	300	307,687
4.63%, 03/01/30(a)	100	96,500
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	50	50,875

		23,931,904

Food & Staples Retailing — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	230	235,334
B&G Foods Inc., 5.25%, 09/15/27	1,000	1,043,320
Campbell Soup Co.
3.95%, 03/15/25	2,500	2,789,166
4.15%, 03/15/28	1,570	1,826,841
2.38%, 04/24/30	2,160	2,246,089
Conagra Brands, Inc., 4.60%, 11/01/25	570	661,719
Costco Wholesale Corp.
1.38%, 06/20/27	385	394,359
1.60%, 04/20/30	885	899,808
Dollar General Corp.
4.15%, 11/01/25	2,000	2,305,211
3.50%, 04/03/30	250	284,540
General Mills, Inc.
4.00%, 04/17/25	690	781,527
2.88%, 04/15/30	640	701,710
Kraft Heinz Foods Co.
4.63%, 01/30/29	500	556,667
3.75%, 04/01/30(a)	1,000	1,056,307
4.25%, 03/01/31(a)	2,000	2,194,302
6.88%, 01/26/39	500	669,729
5.00%, 06/04/42	1,000	1,095,123
5.20%, 07/15/45	1,250	1,366,541
4.38%, 06/01/46	500	513,714
Kroger Co., 2.20%, 05/01/30	40	42,004

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Lamb Weston Holdings, Inc.(a)
4.63%, 11/01/24	$500	$521,250
4.88%, 11/01/26	50	52,125
4.88%, 05/15/28	110	118,800
McCormick & Co., Inc.
3.15%, 08/15/24	300	326,193
2.50%, 04/15/30	155	165,783
Post Holdings, Inc.(a)
5.00%, 08/15/26	50	51,250
5.75%, 03/01/27	25	26,281
5.63%, 01/15/28	50	53,054
4.63%, 04/15/30	300	308,625
Rite Aid Corp., 7.50%, 07/01/25(a)	1,000	985,000
Walmart, Inc., 3.25%, 10/25/20	1,040	1,042,018

		25,314,390

Food Products — 0.5%
Archer-Daniels-Midland Co., 2.75%, 03/27/25	800	869,278
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	1,085	1,089,746
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	1,000	1,050,000
JBS USA LUX SA/JBS USA Finance, Inc.(a)
5.88%, 07/15/24	12	12,236
5.75%, 06/15/25	50	51,428
6.75%, 02/15/28	200	217,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)
6.50%, 04/15/29	50	55,498
5.50%, 01/15/30	1,100	1,197,317
Mondelez International, Inc.
0.63%, 07/01/22	5,035	5,052,700
2.13%, 04/13/23	200	207,560
3.63%, 05/07/23	100	108,310
1.50%, 05/04/25	585	601,170
Pilgrim’s Pride Corp.(a)
5.75%, 03/15/25	100	101,875
5.88%, 09/30/27	125	129,062
Simmons Foods, Inc., 5.75%, 11/01/24(a)	50	50,052

		10,793,232

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24	50	50,500
5.88%, 03/01/27	225	231,188

		281,688

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, 3.40%, 11/30/23	70	76,121
Avantor, Inc., 6.00%, 10/01/24(a)	1,200	1,254,000
Baxter International, Inc.
3.75%, 10/01/25(a)	940	1,066,363
2.60%, 08/15/26	1,605	1,754,848
Becton Dickinson & Co., 2.89%, 06/06/22	30	31,062
Boston Scientific Corp., 3.38%, 05/15/22	50	52,276
DH Europe Finance II Sarl
2.05%, 11/15/22	1,075	1,108,212
2.60%, 11/15/29	68	73,927
Hill-Rom Holdings, Inc.(a)
5.00%, 02/15/25	25	25,687
4.38%, 09/15/27	25	25,874
Hologic, Inc.(a)
4.38%, 10/15/25	200	204,500

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
4.63%, 02/01/28	$1,000	$1,050,380
3.25%, 02/15/29	370	372,312
Medtronic, Inc., 3.15%, 03/15/22	118	122,719
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(a)	60	62,400
Thermo Fisher Scientific, Inc., 4.13%, 03/25/25	855	973,955
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	4,850	5,178,389
3.55%, 03/20/30	460	515,066

		13,948,091

Health Care Providers & Services — 1.1%
AdaptHealth LLC, 6.13%, 08/01/28(a)	940	973,088
AmerisourceBergen Corp.
3.45%, 12/15/27	849	967,804
2.80%, 05/15/30	310	331,438
Anthem, Inc.
2.95%, 12/01/22	25	26,282
3.35%, 12/01/24	700	769,017
2.38%, 01/15/25	95	101,030
Centene Corp.
4.75%, 01/15/25	500	513,900
5.25%, 04/01/25(a)	100	103,925
5.38%, 06/01/26(a)	530	558,487
5.38%, 08/15/26(a)	85	90,030
4.25%, 12/15/27	500	523,215
4.63%, 12/15/29	500	539,330
3.38%, 02/15/30	580	601,750
CHS/Community Health Systems, Inc.
6.25%, 03/31/23	100	97,750
8.00%, 03/15/26(a)	1,650	1,621,950
DaVita, Inc.(a)
4.63%, 06/01/30	1,255	1,285,496
3.75%, 02/15/31	545	525,135
HCA, Inc.
5.88%, 02/15/26	100	112,000
5.25%, 06/15/26	100	116,669
5.38%, 09/01/26	10	11,050
5.63%, 09/01/28	110	125,834
5.88%, 02/01/29	280	326,200
4.13%, 06/15/29	2,815	3,183,906
3.50%, 09/01/30	325	331,136
Humana, Inc.
3.85%, 10/01/24	1,195	1,320,801
4.50%, 04/01/25	1,985	2,279,912
4.88%, 04/01/30	150	187,474
LifePoint Health, Inc.(a)
6.75%, 04/15/25	110	115,775
4.38%, 02/15/27	195	195,244
Magellan Health, Inc., 4.90%, 09/22/24	500	514,605
Molina Healthcare, Inc., 4.38%, 06/15/28(a)	1,520	1,551,160
Select Medical Corp., 6.25%, 08/15/26(a)	525	546,000
Teleflex, Inc.
4.63%, 11/15/27	250	263,125
4.25%, 06/01/28(a)	75	77,625
Tenet Healthcare Corp.
6.75%, 06/15/23	75	78,750
4.63%, 07/15/24	300	301,500
7.50%, 04/01/25(a)	280	301,000
4.88%, 01/01/26(a)	600	610,896

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
6.25%, 02/01/27(a)	$100	$103,221
5.13%, 11/01/27(a)	300	308,160
6.13%, 10/01/28(a)	805	782,862
UnitedHealth Group, Inc.
3.35%, 07/15/22	250	263,600
2.38%, 10/15/22	500	520,281
3.10%, 03/15/26	50	55,890
2.00%, 05/15/30	585	612,959

		24,827,262

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance, Inc.(a)
4.25%, 05/15/24	200	203,690
5.75%, 04/15/25	1,295	1,382,412
5.00%, 10/15/25	65	66,648
3.88%, 01/15/28	55	56,034
4.00%, 10/15/30(d)	545	549,202
Boyd Gaming Corp., 6.00%, 08/15/26	10	10,313
Caesars Entertainment, Inc., 6.25%, 07/01/25(a)	915	956,399
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)	90	92,812
Cedar Fair LP, 5.25%, 07/15/29	15	14,400
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	319,300
Churchill Downs, Inc., 5.50%, 04/01/27(a)	500	521,900
Darden Restaurants, Inc., 3.85%, 05/01/27	10	10,589
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	1,460	1,585,297
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	41,750
International Game Technology PLC, 5.25%, 01/15/29(a)	365	369,106
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
5.25%, 06/01/26	1,125	1,168,875
4.75%, 06/01/27	125	131,162
Las Vegas Sands Corp.
3.20%, 08/08/24	3,610	3,649,238
2.90%, 06/25/25	500	499,366
3.50%, 08/18/26	360	364,810
3.90%, 08/08/29	267	266,950
McDonald’s Corp.
2.75%, 12/09/20	930	932,283
1.45%, 09/01/25	105	108,324
MGM Resorts International
7.75%, 03/15/22	100	105,405
6.75%, 05/01/25	500	524,015
5.50%, 04/15/27	98	102,410
Scientific Games International, Inc.(a)
8.63%, 07/01/25	40	41,739
5.00%, 10/15/25	25	25,125
7.00%, 05/15/28	50	50,122
7.25%, 11/15/29	100	101,500
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	1,000	1,063,750
Starbucks Corp.
1.30%, 05/07/22	160	162,160
3.55%, 08/15/29	40	45,865

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(a)	$510	$541,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
4.25%, 05/30/23	50	47,375
5.50%, 03/01/25	50	47,188
Yum! Brands, Inc., 4.75%, 01/15/30(a)	300	324,000

		16,483,389

Household Durables — 0.5%
Beazer Homes USA, Inc.
5.88%, 10/15/27	100	101,250
7.25%, 10/15/29	60	64,350
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(a)
6.25%, 09/15/27	285	287,401
4.88%, 02/15/30	600	561,606
Century Communities, Inc.
5.88%, 07/15/25	200	207,900
6.75%, 06/01/27	750	791,250
Diebold Nixdorf, Inc., 9.38%, 07/15/25(a)	535	564,425
KB Home, 4.80%, 11/15/29	300	330,750
Lennar Corp.
4.13%, 01/15/22	100	102,375
5.88%, 11/15/24	50	55,625
4.75%, 11/29/27	50	57,088
M/I Homes, Inc., 4.95%, 02/01/28	975	1,004,250
Mattamy Group Corp.(a)
5.25%, 12/15/27	40	41,100
4.63%, 03/01/30	310	313,906
MDC Holdings, Inc.
5.50%, 01/15/24	50	53,875
6.00%, 01/15/43	200	242,000
Meritage Homes Corp.
6.00%, 06/01/25	500	557,605
5.13%, 06/06/27	100	110,750
Newell Brands, Inc.
4.70%, 04/01/26	850	905,250
5.88%, 04/01/36	550	629,948
PulteGroup, Inc.
5.50%, 03/01/26	100	114,000
5.00%, 01/15/27	200	226,250
6.00%, 02/15/35	100	123,500
Shea Homes LP/Shea Homes Funding Corp.(a)
6.13%, 04/01/25	24	24,756
4.75%, 02/15/28	655	656,375
4.75%, 04/01/29	865	861,756
Taylor Morrison Communities, Inc.(a)
5.88%, 06/15/27	100	110,000
5.75%, 01/15/28	100	108,750
Tempur Sealy International, Inc., 5.50%, 06/15/26	1,000	1,037,950
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	27,125
TRI Pointe Group, Inc., 5.70%, 06/15/28	1,450	1,587,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	50	54,000

		11,914,916

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products — 0.0%
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25(a)	$225	$241,594

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.(a)
5.25%, 06/01/26	250	259,720
4.50%, 02/15/28	145	148,500
5.13%, 03/15/28	345	357,075
4.63%, 02/01/29	345	344,353
Clearway Energy Operating LLC
5.75%, 10/15/25	40	42,000
4.75%, 03/15/28(a)	1,080	1,115,100
NRG Energy, Inc.
6.63%, 01/15/27	100	105,750
5.75%, 01/15/28	750	809,063
5.25%, 06/15/29(a)	150	163,125
TerraForm Power Operating LLC(a)
4.25%, 01/31/23	550	563,684
5.00%, 01/31/28	75	82,101

		3,990,471

Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc.(a)
8.13%, 02/15/24	100	104,750
7.00%, 11/15/25	50	49,119
AmWINS Group, Inc., 7.75%, 07/01/26(a)	40	42,800
Aon Corp., 2.80%, 05/15/30	405	438,801
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30	2,600	2,717,835
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	2,238,357
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	265	297,131
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	2,945	3,262,622
3.50%, 03/10/25	2,200	2,429,549
4.38%, 03/15/29	1,880	2,276,268
2.25%, 11/15/30	215	224,981
Trinity Acquisition PLC, 3.50%, 09/15/21	50	51,232
Willis North America, Inc.
4.50%, 09/15/28	130	154,571
2.95%, 09/15/29	395	425,644

		14,713,660

Interactive Media & Services — 0.3%
JD.com Inc., 3.38%, 01/14/30	1,920	2,076,083
Netflix, Inc.
5.50%, 02/15/22	350	366,625
3.63%, 06/15/25(a)	660	689,453
4.88%, 04/15/28	100	111,750
5.88%, 11/15/28	900	1,073,884
6.38%, 05/15/29	500	615,000
5.38%, 11/15/29(a)	500	589,325
4.88%, 06/15/30(a)	1,000	1,140,000

		6,662,120

Internet & Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	1,500	1,574,700
3.60%, 11/28/24	2,400	2,629,776

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
3.40%, 12/06/27	$900	$1,007,028
eBay, Inc., 1.90%, 03/11/25	4,150	4,325,146

		9,536,650

Internet Software & Services — 0.4%
Booking Holdings, Inc., 4.63%, 04/13/30	153	183,813
Expedia Group, Inc., 3.60%, 12/15/23(a)	795	812,261
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	1,040,570
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	350	363,125
Match Group Holdings II LLC(a)
4.63%, 06/01/28	335	345,050
5.63%, 02/15/29	35	37,713
4.13%, 08/01/30	1,930	1,952,311
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750	767,572
TripAdvisor, Inc., 7.00%, 07/15/25(a)	60	62,550
Uber Technologies, Inc.(a)
7.50%, 05/15/25	395	420,908
8.00%, 11/01/26	450	479,605
6.25%, 01/15/28	820	842,304
VeriSign, Inc.
4.63%, 05/01/23	35	35,179
5.25%, 04/01/25	800	884,000
4.75%, 07/15/27	150	159,000

		8,385,961

IT Services — 0.2%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	905	929,028
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)	235	239,259
Camelot Finance SA, 4.50%, 11/01/26(a)	1,380	1,407,600
Citrix Systems, Inc.
4.50%, 12/01/27	50	57,294
3.30%, 03/01/30	810	865,059
Fair Isaac Corp., 4.00%, 06/15/28(a)	90	92,813
International Business Machines Corp., 3.00%, 05/15/24	150	162,478
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 07/15/25(a)	50	52,000
Logan Merger Sub, Inc., 5.50%, 09/01/27(a)	735	743,489
Presidio Holdings, Inc.(a)
4.88%, 02/01/27	105	106,050
8.25%, 02/01/28	35	36,663
Science Applications International Corp., 4.88%, 04/01/28(a)	170	172,599

		4,864,332

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	153,636

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 3.88%, 07/15/23	690	747,094

Machinery — 0.4%
Caterpillar Financial Services Corp.
1.95%, 11/18/22	1,525	1,575,108
0.65%, 07/07/23	1,785	1,793,502
0.45%, 09/14/23	3,970	3,968,491
Colfax Corp., 6.00%, 02/15/24(a)	60	62,175
Deere & Co., 2.75%, 04/15/25	150	163,486
Hillenbrand, Inc., 5.75%, 06/15/25	320	341,200

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Mueller Water Products, Inc., 5.50%, 06/15/26(a)	$5	$5,162
Otis Worldwide Corp.
2.29%, 04/05/27	65	69,138
2.57%, 02/15/30	125	134,341
Tennant Co., 5.63%, 05/01/25	100	103,780
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	660	685,915
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	1,105	1,164,844

		10,067,142

Media — 1.7%
Altice Financing SA, 5.00%, 01/15/28(a)	205	199,106
Altice France Holding SA(a)
10.50%, 05/15/27	400	444,500
6.00%, 02/15/28	455	433,974
AMC Networks, Inc., 4.75%, 08/01/25	25	25,842
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	200	201,250
Block Communications, Inc., 4.88%, 03/01/28(a)	60	61,200
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.75%, 02/15/26	25	26,000
5.13%, 05/01/27	250	263,055
5.00%, 02/01/28	100	105,000
5.38%, 06/01/29	100	108,375
4.75%, 03/01/30	3,405	3,605,044
4.50%, 08/15/30	810	850,536
4.25%, 02/01/31	420	435,314
4.50%, 05/01/32	1,500	1,565,625
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	1,640	1,736,329
4.50%, 02/01/24	6,920	7,673,011
5.05%, 03/30/29	500	599,292
2.80%, 04/01/31	1,475	1,534,022
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	50	48,470
5.13%, 08/15/27(a)	200	192,050
CSC Holdings LLC
5.25%, 06/01/24	200	214,500
5.50%, 05/15/26(a)	200	208,000
6.50%, 02/01/29(a)	900	997,875
5.75%, 01/15/30(a)	400	425,000
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)
5.38%, 08/15/26	200	141,500
6.63%, 08/15/27	50	26,031
Dish DBS Corp., 7.38%, 07/01/28(d)	1,010	1,040,300
DISH DBS Corp.
5.88%, 07/15/22	100	104,000
5.00%, 03/15/23	450	459,000
5.88%, 11/15/24	475	487,112
7.75%, 07/01/26	1,075	1,181,812
Embarq Corp., 8.00%, 06/01/36	125	147,853
Fox Corp., 4.03%, 01/25/24	35	38,533
GCI LLC, 4.75%, 10/15/28(a)(d)	310	313,878
Gray Television, Inc., 5.88%, 07/15/26(a)	14	14,525
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	143,527
6.63%, 08/01/26	309	334,400
Liberty Interactive LLC, 8.25%, 02/01/30	300	324,387
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	25	24,375

Security	Par (000)	Value

Media (continued)
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(a)(d)	$1,030	$1,036,798
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(a)	645	644,865
Sable International Finance Ltd., 5.75%, 09/07/27(a) .	400	417,152
Sirius XM Radio, Inc.(a)
4.63%, 07/15/24	150	155,156
5.00%, 08/01/27	500	521,250
5.50%, 07/01/29	625	670,312
4.13%, 07/01/30	945	962,719
TEGNA, Inc.(a)
4.75%, 03/15/26	1,070	1,091,400
4.63%, 03/15/28	590	576,902
5.00%, 09/15/29	100	98,750
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)	60	60,432
Time Warner Cable LLC, 4.00%, 09/01/21	170	173,682
Univision Communications Inc., 9.50%, 05/01/25(a)	85	90,950
Univision Communications, Inc., 5.13%, 02/15/25(a)	15	14,213
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	691,525
Virgin Media Secured Finance PLC(a)
5.50%, 05/15/29	1,000	1,073,450
4.50%, 08/15/30	1,000	1,027,440
Walt Disney Co., 1.65%, 09/01/22	230	235,497
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)	135	132,638
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,075	1,045,169
Zayo Group Holdings, Inc.(a)
4.00%, 03/01/27	505	497,034
6.13%, 03/01/28	310	319,982

		38,271,919

Metals & Mining — 0.7%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)	200	210,750
Allegheny Technologies, Inc., 5.88%, 12/01/27	50	48,048
ArcelorMittal SA
3.60%, 07/16/24	500	523,786
4.55%, 03/11/26	2,250	2,438,012
Arconic Corp.(a)
6.00%, 05/15/25	500	533,962
6.13%, 02/15/28	600	616,125
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	830	839,254
Cleveland-Cliffs, Inc.(a)
9.88%, 10/17/25	123	137,299
6.75%, 03/15/26	180	183,150
Commercial Metals Co.
5.75%, 04/15/26	1,750	1,820,000
5.38%, 07/15/27	1,000	1,054,700
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	100	108,000
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(a)	65	69,388
Freeport-McMoRan, Inc.
5.00%, 09/01/27	100	104,455
4.13%, 03/01/28	200	202,500
4.38%, 08/01/28	315	325,696
5.25%, 09/01/29	50	53,750
4.25%, 03/01/30	250	256,250
4.63%, 08/01/30	250	262,863
5.40%, 11/14/34	100	110,625
5.45%, 03/15/43	25	27,720

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	$25	$25,313
Hudbay Minerals, Inc.(a)
7.63%, 01/15/25	50	50,875
6.13%, 04/01/29	625	618,750
IAMGOLD Corp., 5.75%, 10/15/28(a)	545	530,012
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)	200	210,500
Kaiser Aluminum Corp.(a)
6.50%, 05/01/25	305	314,391
4.63%, 03/01/28	400	373,000
Kinross Gold Corp., 5.95%, 03/15/24	1,695	1,933,127
Mineral Resources Ltd., 8.13%, 05/01/27(a)	350	379,823
New Gold, Inc., 7.50%, 07/15/27(a)	220	234,300
Novelis Corp., 4.75%, 01/30/30(a)	185	181,711
Reliance Steel & Aluminum Co., 1.30%, 08/15/25	490	489,393
United States Steel Corp., 12.00%, 06/01/25(a)	340	361,927
Vale Overseas Ltd., 3.75%, 07/08/30	200	205,450

		15,834,905

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%, 10/15/25(a)	500	492,740

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	45	47,605
5.75%, 05/20/27	100	109,500
National Fuel Gas Co., 3.95%, 09/15/27	40	41,002
NiSource, Inc., 0.95%, 08/15/25	1,330	1,328,606
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	56,914
Southwest Gas Corp., 2.20%, 06/15/30	25	26,153

		1,609,780

Office Supplies & Equipment — 0.0%
VMware, Inc.
2.95%, 08/21/22	40	41,646
3.90%, 08/21/27	50	55,847

		97,493

Offshore Drilling & Other Services(a) — 0.1%
Entegris, Inc.
4.63%, 02/10/26	500	511,250
4.38%, 04/15/28	1,325	1,361,437

		1,872,687

Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24	100	85,500
5.75%, 01/15/28(a)	500	411,250
Antero Resources Corp.
5.13%, 12/01/22	500	407,500
5.63%, 06/01/23	200	145,000
Apache Corp.
4.63%, 11/15/25	480	457,500
4.88%, 11/15/27	680	642,600
4.25%, 01/15/30	745	671,189
5.10%, 09/01/40	1,000	895,625
4.75%, 04/15/43	250	222,344
BP Capital Markets America, Inc., 2.52%, 09/19/22	500	517,194
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	25	23,625
Buckeye Partners LP
4.15%, 07/01/23	100	98,675

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
3.95%, 12/01/26	$100	$93,180
4.50%, 03/01/28(a)	130	125,288
5.85%, 11/15/43	50	46,317
Calumet Specialty Products Partners LP / Calumet Finance Corp., 11.00%, 04/15/25(a)	475	429,875
Canadian Natural Resources Ltd., 2.95%, 01/15/23	600	624,064
Cenovus Energy, Inc.
5.38%, 07/15/25	165	158,802
4.25%, 04/15/27	500	452,040
6.75%, 11/15/39	1,400	1,407,488
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	200	230,272
5.88%, 03/31/25	5,525	6,297,588
Cheniere Energy Partners LP
5.63%, 10/01/26	135	140,400
4.50%, 10/01/29	395	405,179
5.25%, 10/01/25	150	153,450
Chevron Corp.
1.55%, 05/11/25	1,480	1,533,652
2.00%, 05/11/27	140	148,081
2.24%, 05/11/30	170	180,396
Chevron USA, Inc., 0.43%, 08/11/23	635	635,620
CNX Resources Corp.
5.88%, 04/15/22	56	56,000
7.25%, 03/14/27(a)	2,380	2,427,600
Comstock Resources, Inc.
7.50%, 05/15/25(a)	50	47,000
9.75%, 08/15/26	340	348,743
Continental Resources, Inc.
4.50%, 04/15/23	300	285,900
4.38%, 01/15/28	2,010	1,741,162
4.90%, 06/01/44	300	225,951
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)	150	133,991
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	25	23,563
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	435,000
DCP Midstream Operating LP
5.38%, 07/15/25	130	134,040
5.13%, 05/15/29	500	492,500
6.75%, 09/15/37(a)	50	48,000
Enbridge, Inc.
4.00%, 10/01/23	2,000	2,165,146
3.50%, 06/10/24	1,690	1,823,389
Energy Transfer Operating LP, 4.05%, 03/15/25	2,495	2,622,448
EnLink Midstream LLC, 5.38%, 06/01/29	250	202,500
EnLink Midstream Partners LP
4.85%, 07/15/26	450	389,300
5.60%, 04/01/44	100	64,250
EQM Midstream Partners LP
4.13%, 12/01/26	1,500	1,429,477
6.50%, 07/01/27(a)	415	439,908
EQT Corp.
7.88%, 02/01/25	775	859,049
3.90%, 10/01/27	1,000	920,625
8.75%, 02/01/30	250	295,000
Exxon Mobil Corp.
2.02%, 08/16/24	300	315,489
2.99%, 03/19/25	950	1,041,064

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	$250	$216,250
Hess Corp., 4.30%, 04/01/27	1,255	1,310,819
Hess Midstream Operations LP(a)
5.63%, 02/15/26	200	203,746
5.13%, 06/15/28	1,050	1,048,026
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
5.75%, 10/01/25	50	45,250
6.25%, 11/01/28	120	109,200
Kinder Morgan, Inc., 5.63%, 11/15/23(a)	681	766,832
MasTec, Inc., 4.50%, 08/15/28(a)	460	464,600
MEG Energy Corp., 6.50%, 01/15/25(a)	42	41,199
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)	1,210	1,234,200
Murphy Oil Corp.
5.75%, 08/15/25	75	65,428
5.88%, 12/01/27	1,330	1,135,873
6.38%, 12/01/42	50	39,250
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	531,250
4.75%, 09/15/29	900	958,500
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23	50	33,313
7.50%, 04/15/26	135	84,713
Noble Energy, Inc., 3.85%, 01/15/28	910	1,033,386
NuStar Logistics LP
6.00%, 06/01/26	95	95,268
5.63%, 04/28/27	50	49,384
Occidental Petroleum Corp.
2.90%, 08/15/24	2,500	2,121,075
8.50%, 07/15/27	265	267,043
3.50%, 08/15/29	817	625,985
8.88%, 07/15/30	415	427,450
6.45%, 09/15/36	1,400	1,193,500
4.40%, 04/15/46	1,250	887,763
4.40%, 08/15/49	500	350,053
ONEOK Partners LP
3.38%, 10/01/22	650	675,275
4.90%, 03/15/25	520	569,830
ONEOK, Inc., 2.75%, 09/01/24	155	158,748
Parsley Energy LLC/Parsley Finance Corp.(a)
5.25%, 08/15/25	500	495,000
4.13%, 02/15/28	160	150,400
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 05/15/25(a)	580	594,512
7.25%, 06/15/25	50	37,750
6.00%, 02/15/28(a)	185	124,144
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23	1,250	1,175,000
QEP Resources, Inc., 5.25%, 05/01/23	100	72,750
Range Resources Corp.
5.00%, 03/15/23	100	95,000
9.25%, 02/01/26(a)	2,540	2,609,850
Rockies Express Pipeline LLC, 4.80%, 05/15/30(a)	200	194,000
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	1,950	2,135,971
4.50%, 05/15/30(a)	1,960	2,207,845
Shell International Finance BV, 2.00%, 11/07/24	790	830,917

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co., 10.00%, 01/15/25(a)	$129	$122,550
Southwestern Energy Co.
4.10%, 03/15/22	100	98,750
6.45%, 01/23/25	1,450	1,404,687
7.50%, 04/01/26	550	537,625
7.75%, 10/01/27	100	97,250
8.38%, 09/15/28	505	496,218
Suncor Energy, Inc., 3.10%, 05/15/25	875	939,976
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26	100	99,875
6.00%, 04/15/27	100	102,750
5.88%, 03/15/28	1,250	1,278,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 09/15/24	100	94,000
5.50%, 01/15/28	650	585,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26	285	292,610
6.88%, 01/15/29	200	213,940
5.50%, 03/01/30(a)	350	350,368
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30(a)	1,340	1,448,368
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	4	2,516
Tutor Perini Corp., 6.88%, 05/01/25(a)	1,300	1,196,000
Western Midstream Operating LP
4.65%, 07/01/26	750	729,375
4.75%, 08/15/28	500	480,740
5.05%, 02/01/30	700	681,286
5.30%, 03/01/48	750	603,750
Williams Cos., Inc., 3.60%, 03/15/22	770	796,046
WPX Energy, Inc.
5.25%, 10/15/27	500	507,500
5.88%, 06/15/28	294	307,230

		77,539,672

Personal Products — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22(a)	100	100,250
Avon International Operations, Inc., 7.88%, 08/15/22(a)	25	25,295
Procter & Gamble Co.
2.45%, 03/25/25	230	249,092
2.80%, 03/25/27	965	1,083,074
3.00%, 03/25/30	2,100	2,435,887
Unilever Capital Corp.
3.00%, 03/07/22	650	674,843
2.20%, 05/05/22	1,030	1,059,309
0.38%, 09/14/23	380	380,691

		6,008,441

Pharmaceuticals — 1.9%
AbbVie, Inc.
3.38%, 11/14/21	300	310,026
3.45%, 03/15/22(a)	1,670	1,732,174
2.90%, 11/06/22	600	629,174
2.30%, 11/21/22(a)	1,120	1,158,894
2.60%, 11/21/24(a)	7,210	7,639,023
3.80%, 03/15/25(a)	1,730	1,918,298
AstraZeneca PLC
2.38%, 11/16/20	1,470	1,473,689
3.50%, 08/17/23	100	108,079

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 11/16/25	$1,150	$1,289,770
0.70%, 04/08/26	1,200	1,184,636
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	25	27,469
Bausch Health Cos., Inc.(a)
7.00%, 03/15/24	100	103,500
5.75%, 08/15/27	600	636,750
5.00%, 01/30/28	135	131,119
7.25%, 05/30/29	125	134,687
5.25%, 01/30/30	85	83,725
Bristol-Myers Squibb Co., 3.55%, 08/15/22	600	636,371
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	10	10,400
Charles River Laboratories International, Inc.(a)
5.50%, 04/01/26	1,000	1,052,500
4.25%, 05/01/28	1,025	1,075,727
CVS Health Corp.
3.35%, 03/09/21	1,250	1,266,323
3.50%, 07/20/22	1,000	1,048,870
2.63%, 08/15/24	85	90,602
1.30%, 08/21/27	825	812,619
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23	4,180	4,186,431
GlaxoSmithKline Capital, Inc., 3.38%, 05/15/23	830	893,622
IQVIA, Inc., 5.00%, 10/15/26(a)	200	209,000
Johnson & Johnson
0.55%, 09/01/25	2,450	2,450,739
0.95%, 09/01/27	2,770	2,782,694
1.30%, 09/01/30	1,840	1,855,162
MEDNAX, Inc., 6.25%, 01/15/27(a)	100	103,746
Merck & Co., Inc., 0.75%, 02/24/26	1,095	1,098,010
Novartis Capital Corp., 2.20%, 08/14/30	180	194,344
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	225	235,728
Perrigo Finance Unlimited Co., 3.15%, 06/15/30	115	118,745
Upjohn, Inc.(a)
1.13%, 06/22/22	1,330	1,340,224
1.65%, 06/22/25	370	378,748
2.70%, 06/22/30	130	134,597
Zoetis, Inc.
3.00%, 09/12/27	250	276,380
3.90%, 08/20/28	250	296,768
2.00%, 05/15/30	2,215	2,281,519

		43,390,882

Producer Durables: Miscellaneous — 0.1%
Boxer Parent Co., Inc., 7.13%, 10/02/25(a)	135	144,188
Open Text Corp., 3.88%, 02/15/28(a)	305	308,526
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	305	313,674
Oracle Corp., 3.40%, 07/08/24	1,710	1,871,503

		2,637,891

Professional Services — 0.1%
Gartner, Inc.(a)
4.50%, 07/01/28	1,005	1,056,506
3.75%, 10/01/30	170	171,964
Verisk Analytics, Inc.
4.00%, 06/15/25	50	57,049
4.13%, 03/15/29	600	707,575

		1,993,094

Real Estate Management & Development — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	150	149,925
Howard Hughes Corp., 5.38%, 03/15/25(a)	25	25,402

Security	Par (000)	Value

Real Estate Management & Development (continued)
Kennedy-Wilson, Inc., 5.88%, 04/01/24	$25	$24,875
Realogy Group LLC/Realogy Co-Issuer Corp.(a)
7.63%, 06/15/25	200	209,500
9.38%, 04/01/27	150	155,280

		564,982

Road & Rail — 0.0%
Kansas City Southern, 2.88%, 11/15/29	45	47,701
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	256,500
Union Pacific Corp., 2.95%, 03/01/22	300	310,864

		615,065

Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	643,722
Analog Devices, Inc.
2.50%, 12/05/21	25	25,474
2.95%, 04/01/25	80	87,009
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	125	138,488
Broadcom, Inc.
2.25%, 11/15/23	3,000	3,118,940
4.70%, 04/15/25	4,105	4,664,563
3.15%, 11/15/25	520	563,227
4.25%, 04/15/26	100	112,662
3.46%, 09/15/26	2,189	2,397,216
4.11%, 09/15/28	307	346,219
4.15%, 11/15/30	865	971,692
4.30%, 11/15/32	845	965,320
Flex Ltd.
3.75%, 02/01/26	1,330	1,452,653
4.88%, 05/12/30	340	386,219
Intel Corp., 3.40%, 03/25/25	2,850	3,193,203
Jabil, Inc., 4.70%, 09/15/22	1,000	1,072,112
Microchip Technology, Inc., 4.25%, 09/01/25(a)	1,210	1,255,446
Micron Technology, Inc.
2.50%, 04/24/23	2,000	2,076,909
4.64%, 02/06/24	925	1,027,565
NVIDIA Corp., 2.85%, 04/01/30	25	28,088
NXP BV/NXP Funding LLC, 3.88%, 09/01/22(a)	980	1,035,779
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)	4,295	4,549,964
Qorvo, Inc.
5.50%, 07/15/26	110	116,662
4.38%, 10/15/29	1,370	1,455,625
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	26,875
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	275	288,750
Texas Instruments, Inc.
1.38%, 03/12/25	315	325,970
1.75%, 05/04/30	220	226,925

		32,553,277

Software — 0.4%
Activision Blizzard, Inc., 1.35%, 09/15/30	260	254,161
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	440	444,675
CDK Global, Inc.
5.88%, 06/15/26	60	62,550
5.25%, 05/15/29(a)	300	319,500
Intuit, Inc.
0.65%, 07/15/23	900	904,113
0.95%, 07/15/25	1,015	1,024,717
1.35%, 07/15/27	740	751,683
1.65%, 07/15/30	555	563,848

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
MSCI, Inc.(a)
5.38%, 05/15/27	$150	$160,125
4.00%, 11/15/29	745	782,250
3.63%, 09/01/30	200	205,156
3.88%, 02/15/31	415	432,513
Nuance Communications, Inc., 5.63%, 12/15/26	2,550	2,690,250
PTC, Inc.(a)
3.63%, 02/15/25	50	50,750
4.00%, 02/15/28	45	46,252
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	50	52,250
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	1,000	1,062,720
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	220	226,875

		10,034,388

Specialty Retail — 0.6%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500	1,578,750
Advance Auto Parts, Inc., 1.75%, 10/01/27	630	628,130
Gap, Inc., 8.88%, 05/15/27(a)	1,500	1,706,250
L Brands, Inc.
5.63%, 10/15/23	25	26,125
6.88%, 07/01/25(a)	3,430	3,704,400
9.38%, 07/01/25(a)	175	200,813
5.25%, 02/01/28	50	48,375
7.50%, 06/15/29	50	52,250
6.63%, 10/01/30(a)	685	696,987
6.88%, 11/01/35	175	172,428
Lithia Motors, Inc., 4.38%, 01/15/31(d)	155	155,000
Michaels Stores, Inc., 4.75%, 10/01/27(a)(d)	620	614,575
PetSmart, Inc., 5.88%, 06/01/25(a)	21	21,496
QVC, Inc.
4.38%, 03/15/23	200	207,375
4.85%, 04/01/24	200	209,020
4.45%, 02/15/25	700	719,250
4.75%, 02/15/27	700	719,040
4.38%, 09/01/28	1,100	1,122,000
5.45%, 08/15/34	500	493,750
Ross Stores, Inc., 4.60%, 04/15/25	165	189,960
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	25,334
Staples, Inc., 7.50%, 04/15/26(a)	100	92,416

		13,383,724

Technology Hardware, Storage & Peripherals — 1.0%
Adobe, Inc.
1.90%, 02/01/25	175	185,025
2.15%, 02/01/27	490	525,474
2.30%, 02/01/30	2,130	2,291,469
Apple, Inc.
2.25%, 02/23/21	770	775,417
1.80%, 09/11/24	340	355,829
Dell International LLC/EMC Corp.(a)
7.13%, 06/15/24	1,500	1,560,285
4.00%, 07/15/24	1,600	1,727,647
5.85%, 07/15/25	6,340	7,387,316
4.90%, 10/01/26	250	282,606
6.20%, 07/15/30	785	940,472

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell, Inc., 6.50%, 04/15/38	$500	$578,700
Hewlett Packard Enterprise Co.
4.45%, 10/02/23	2,520	2,769,304
4.65%, 10/01/24	600	678,480
4.90%, 10/15/25	480	549,214
HP, Inc., 2.20%, 06/17/25	2,230	2,335,976
NetApp, Inc.
1.88%, 06/22/25	315	326,276
2.38%, 06/22/27	30	31,298
Western Digital Corp., 4.75%, 02/15/26	100	108,313

		23,409,101

Telecommunications Equipment — 0.1%
Motorola Solutions, Inc.
4.00%, 09/01/24	54	59,946
4.60%, 02/23/28	50	58,379
4.60%, 05/23/29	600	708,584
2.30%, 11/15/30	200	198,544
ViaSat, Inc.(a)
5.63%, 09/15/25	100	98,000
5.63%, 04/15/27	400	411,500
6.50%, 07/15/28	1,035	1,036,501

		2,571,454

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	53,375
NIKE, Inc.
2.40%, 03/27/25	2,125	2,282,898
2.85%, 03/27/30	1,671	1,876,735
Ralph Lauren Corp., 1.70%, 06/15/22	805	819,487

		5,032,495

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp., 5.25%, 08/15/28	1,000	1,031,425
Nationstar Mortgage Holdings, Inc.(a)
9.13%, 07/15/26	500	536,250
6.00%, 01/15/27	185	188,582
5.50%, 08/15/28	640	639,200
Quicken Loans, Inc., 5.75%, 05/01/25(a)	15	15,442
Radian Group, Inc.
4.50%, 10/01/24	50	49,635
6.63%, 03/15/25	2,095	2,210,225

		4,670,759

Tobacco — 0.8%
Altria Group, Inc.
3.49%, 02/14/22	1,000	1,039,983
4.00%, 01/31/24	50	54,985
3.80%, 02/14/24	35	38,256
2.35%, 05/06/25	5,370	5,674,003
4.80%, 02/14/29	70	83,062
3.40%, 05/06/30	265	289,201
BAT Capital Corp., 2.26%, 03/25/28	135	135,670
BAT International Finance PLC, 3.95%, 06/15/25(a)	660	733,309
Philip Morris International Inc., 1.50%, 05/01/25	630	650,191
Philip Morris International, Inc.
2.38%, 08/17/22	2,110	2,173,959
2.50%, 08/22/22	690	716,864
2.13%, 05/10/23	500	518,163
2.88%, 05/01/24	500	536,537
3.25%, 11/10/24	25	27,516
3.13%, 08/17/27	50	56,301
3.38%, 08/15/29	50	56,958
2.10%, 05/01/30	790	812,606

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Reynolds American, Inc., 4.45%, 06/12/25	$3,000	$3,376,015
Vector Group Ltd.(a)
6.13%, 02/01/25	510	508,725
10.50%, 11/01/26	350	358,024

		17,840,328

Utilities — 0.1%
Essential Utilities, Inc.
3.57%, 05/01/29	55	62,394
2.70%, 04/15/30	220	235,399
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	490	508,375
TransAlta Corp., 6.50%, 03/15/40	200	205,800
Vistra Operations Co. LLC(a)
5.63%, 02/15/27	100	105,520
5.00%, 07/31/27	1,500	1,572,000

		2,689,488

Wireless Telecommunication Services — 2.0%
Altice France SA(a)
7.38%, 05/01/26	200	209,580
5.13%, 01/15/29	280	278,950
American Tower Corp.
2.25%, 01/15/22	750	767,208
3.50%, 01/31/23	2,545	2,705,103
5.00%, 02/15/24	1,570	1,775,305
2.95%, 01/15/25	200	216,054
1.30%, 09/15/25	515	520,483
C&W Senior Financing DAC, 6.88%, 09/15/27(a)	200	207,750
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	26,924
Crown Castle International Corp.
5.25%, 01/15/23	620	682,520
3.20%, 09/01/24	640	690,004
1.35%, 07/15/25	1,105	1,116,990
3.65%, 09/01/27	340	380,452
Digital Realty Trust LP, 4.75%, 10/01/25	1,510	1,766,381
Equinix, Inc.
2.63%, 11/18/24	5,150	5,475,768
1.25%, 07/15/25	1,075	1,082,365
2.90%, 11/18/26	665	717,222
5.38%, 05/15/27	50	54,481
3.20%, 11/18/29	150	165,312
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23	850	909,466
5.30%, 01/15/29	515	573,540
4.00%, 01/15/31	180	187,385
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)	25	26,725
HAT Holdings I LLC/HAT Holdings II LLC(a)
5.25%, 07/15/24	270	281,359
3.75%, 09/15/30	1,580	1,583,950
iStar, Inc., 4.25%, 08/01/25	300	279,936
SBA Communications Corp.
4.00%, 10/01/22	350	352,625
4.88%, 09/01/24	200	204,980
3.88%, 02/15/27(a)	100	101,500
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,938

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp.
7.25%, 09/15/21	$25	$26,156
7.88%, 09/15/23	750	861,563
7.13%, 06/15/24	1,500	1,725,915
7.63%, 02/15/25	500	585,000
7.63%, 03/01/26	25	30,210
T-Mobile USA, Inc.
6.00%, 04/15/24	1,000	1,020,940
3.50%, 04/15/25(a)	7,120	7,812,776
6.50%, 01/15/26	2,050	2,142,250
1.50%, 02/15/26(a)	3,000	3,023,160
3.75%, 04/15/27(a)	1,530	1,716,874
4.75%, 02/01/28	225	240,692
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
7.13%, 12/15/24	500	483,563
7.88%, 02/15/25	1,500	1,589,557
VICI Properties LP/VICI Note Co., Inc.(a)
3.75%, 02/15/27	615	604,717
4.63%, 12/01/29	100	101,750
4.13%, 08/15/30	300	295,125

		45,627,504

Total Corporate Bonds — 40.3% (Cost: $902,063,295)		923,094,693

	Shares

Investment Companies

Equity Funds — 6.5%
BlackRock Liquid Environmentally Aware Fund(f)	149,865,121	150,000,000

Total Investment Companies — 6.5% (Cost: $150,000,000)		150,000,000

	Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 5.1%
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.55%, 04/25/31(g)	$16,099	16,011,629
Series 2019-R01, Class 2ED2, 1.30%, 07/25/31(h)	3,523	3,397,084
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.60%, 07/25/31(g)	15,358	15,261,626
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.45%, 08/25/31(g)	10,076	10,019,151
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.30%, 09/25/31(g)	13,135	13,083,271
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.15%, 07/25/39(g)	11,693	11,590,294
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.15%, 09/25/39(g)	6,193	6,148,039
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.25%, 09/25/39(g)	17,272	17,131,874

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.25%, 10/25/39(g)	$17,885	$17,787,157
Series 2020-R01, Class 1M1, (1 mo. LIBOR US + 0.80%), 0.95%, 01/25/40(g)	2,208	2,198,630
Series 2020-R02, Class 2M1, (1 mo. LIBOR US + 0.75%), 0.90%, 01/25/40(g)	1,823	1,818,371
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 3.80%, 02/25/40(g)	350	325,456
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.80%, 02/25/40(g)	450	427,703
STACR Trust(g)
Series 2018-DNA2, Class M1, (1 mo. LIBOR US + 0.80%), 0.95%, 12/25/30	167	166,216
Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.15%), 2.30%, 12/25/30	1,900	1,847,976
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 09/25/48	4	4,030
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.80%, 04/25/43	131	125,757

		117,344,264

Commercial Mortgage-Backed Securities — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class AM, 3.69%, 05/10/58	160	176,470
Citigroup Commercial Mortgage Trust, Series 2015- GC29, Class A2, 2.67%, 04/10/48	41	41,007
COMM Mortgage Trust
Series 2012-LC4, Class A4, 3.29%, 12/10/44	1,383	1,412,780
Series 2015-CR22, Class A2, 2.86%, 03/10/48	630	629,537
Wells Fargo Commercial Mortgage Trust, 4.38%, 08/15/51	500	590,905

		2,850,699

Total Non-Agency Mortgage-Backed Securities — 5.2% (Cost: $120,220,335)		120,194,963

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(b)	200	237,325

Total Preferred Securities — 0.0% (Cost: $229,978)		237,325

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 9.0%
Connecticut Avenue Securities Trust, Series 2019- R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.25%, 06/25/39(a)(g)	16,386	16,279,641
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 5.85%, 04/25/28(g)	47	48,201
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.40%, 01/25/29(g)	3,986	4,129,283
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.60%, 01/25/29(g)	75	77,274
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 5.90%, 07/25/29(g)	3,673	3,755,971

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.70%, 07/25/29(g)	$12	$12,370
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 5.65%, 09/25/29(a)(g)	7,487	7,590,378
Series 2017-C02, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.80%, 09/25/29(g)	4,488	4,538,425
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 5.00%, 10/25/29(g)	4,994	4,981,489
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 5.20%, 11/25/29(g)	4,759	4,705,282
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 3.75%, 01/25/30(g)	5,414	5,062,262
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.35%, 01/25/30(g)	23	23,266
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 2.80%, 02/25/30(g)	75	74,194
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.80%, 02/25/30(g)	70	70,853
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 2.95%, 02/25/30(g)	63	62,398
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.55%, 05/25/30(g)	71	69,632
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.65%, 05/25/30(g)	1,170	1,158,294
Series 2018-C01, Class 1B1, (1 mo. LIBOR US + 3.55%), 3.70%, 07/25/30(g)	6,180	5,730,663
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.40%, 07/25/30(g)	1,632	1,610,994
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 4.15%, 08/25/30(g)	6,445	5,946,390
Series 2018-C02, Class 2ED2, 1.05%, 08/25/30(h)	3,162	3,085,076
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 2.35%, 08/25/30(g)	345	333,984
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 2.70%, 12/25/30(g)	4,836	4,749,698
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.25%, 03/25/31(g)	1,953	1,919,368
Freddie Mac STACR Trust(a)(g)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.45%, 10/25/48	5,500	5,383,051
Series 2019-DNA1, Class M2, (1 mo. LIBOR US + 2.65%), 2.80%, 01/25/49	1,999	1,978,900
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.60%, 03/25/49	1,310	1,287,665
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 2.20%, 07/25/49	4,229	4,140,130
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.10%, 10/25/49	13,857	13,704,742
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.10%, 11/25/48	450	444,022
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.50%, 02/25/49	10,323	10,224,314
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.20%, 04/25/49	1,295	1,274,298
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 2.00%, 09/25/49	3,369	3,293,468
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.20%, 11/25/49	10,255	10,120,938

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2020-DNA1, Class M1, (1 mo. LIBOR US + 0.70%), 0.85%, 01/25/50	$475	$475,013
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.85%, 01/25/50	10,000	9,782,379
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 02/25/50	3,598	3,591,192
Series 2020-DNA4, Class M1, (1 mo. LIBOR US + 1.50%), 1.65%, 08/25/50	9,740	9,764,344
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.90%, 08/25/50	3,000	3,036,181
Series 2020-HQA1, Class M1, (1 mo. LIBOR US + 0.75%), 0.90%, 01/25/50	449	447,976
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 2.05%, 01/25/50	8,465	8,274,327
Series 2020-HQA3, Class M1, (1 mo. LIBOR US + 1.55%), 1.70%, 07/25/50	9,880	9,901,313
Series 2020-HQA4, Class M1, (1 mo. LIBOR US + 1.30%), 1.45%, 09/25/50	12,460	12,460,000
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 3.30%, 09/25/50	1,000	1,002,500
Freddie Mac Structured Agency Credit Risk Debt Notes(g)
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.80%, 10/25/28	352	365,697
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 5.10%, 07/25/29	3,925	3,944,671
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.30%, 10/25/29	5,000	5,081,311
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.60%, 03/25/30	3,355	3,262,227
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.65%, 03/25/30	250	252,210
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 4.90%, 12/25/29	1,730	1,725,721
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.60%, 04/25/30	1,981	1,922,484
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.30%, 07/25/30	4,320	3,844,051
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.95%, 07/25/30	87	85,675

		207,086,186

Commercial Mortgage-Backed Securities — 0.1%
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 3.40%, 10/15/49(a)(g)	750	691,668

Mortgage-Backed Securities — 44.7%
Fannie Mae Mortgage-Backed Securities
4.00%, 06/01/49	11,977	13,131,233
3.00%, 09/01/50	11,104	11,667,453
Freddie Mac Mortgage-Backed Securities
2.50%, 07/01/35 - 08/01/50	11,327	12,081,571
4.50%, 05/01/42 - 01/01/49	797	865,720
3.50%, 10/01/44 - 06/01/49	9,164	10,071,232
3.00%, 03/01/46 - 09/01/50	24,547	25,790,712
4.00%, 10/01/46 - 06/01/50	1,392	1,499,133

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(i)
3.50%, 06/20/42 - 10/21/50	$73,551	$77,758,586
3.00%, 05/20/45 - 11/19/50	94,211	98,727,235
2.50%, 12/20/46 - 10/21/50	27,147	28,524,936
4.00%, 11/20/47 - 10/21/50	38,174	40,695,627
4.50%, 10/20/48 - 10/21/50	15,877	17,032,924
5.00%, 12/20/48 - 10/21/50	10,210	11,110,411
2.00%, 10/21/50	1,250	1,298,633
5.50%, 10/21/50	650	713,248
Uniform Mortgage-Backed Securities(i)
1.50%, 10/19/35	650	665,082
2.00%, 10/19/35 - 10/14/50	34,625	35,887,168
2.50%, 10/19/35 - 11/12/50	137,973	144,651,620
3.00%, 10/19/35 - 10/14/50	170,666	179,811,261
3.50%, 10/19/35 - 10/14/50	145,744	154,873,487
4.00%, 10/19/35 - 02/01/57	84,197	90,606,318
4.50%, 10/19/35 - 10/14/50	42,449	46,217,874
5.00%, 02/01/41 - 10/14/50	17,498	19,188,828
5.50%, 10/14/50	2,350	2,608,684

		1,025,478,976

Total U.S. Government Sponsored Agency Securities — 53.8% (Cost: $1,231,916,574)		1,233,256,830

U.S. Treasury Obligations
U.S. Treasury Bonds
3.13%, 08/15/44	600	818,109
3.00%, 02/15/49	8,000	10,964,063
2.88%, 05/15/49	14,700	19,735,324
U.S. Treasury Notes
1.88%, 02/28/22 - 03/31/22	9,000	9,227,773
1.50%, 08/15/26	10,000	10,662,500

Total U.S. Treasury Obligations — 2.3% (Cost: $51,596,669)		51,407,769

	Shares

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)(j)	3,253	5,140

Total Warrants — 0.0% (Cost: $13,955)		5,140

Total Long-Term Investments — 121.8% (Cost: $2,765,679,446)		2,792,942,946

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(f)(k)	154,753,624	154,753,624

Total Short-Term Securities — 6.7% (Cost: $154,753,624)		154,753,624

Total Investments Before TBA Sale Commitments — 128.5% (Cost: $2,920,433,070)		2,947,696,570

20

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sale Commitments

Mortgage-Backed Securities — (2.9)%
Ginnie Mae Mortgage-Backed Securities(i)
2.50%, 10/21/50	$(2,500)	$(2,625,488)
3.00%, 10/21/50	(18,325)	(19,187,205)
Uniform Mortgage-Backed Securities(i)
2.50%, 10/19/35 - 10/14/50	(32,050)	(33,590,220)
3.00%, 10/14/50	(8,915)	(9,338,985)
4.50%, 10/14/50	(1,753)	(1,896,253)

Total TBA Sale Commitments — (2.9)% (Proceeds: $(66,751,221))		(66,638,151)

Total Investments, Net of TBA Sale Commitments — 125.6% (Cost: $2,853,681,849)		2,881,058,419

Liabilities in Excess of Other Assets — (25.6)%		(587,520,254)

Net Assets — 100.0%		$2,293,538,165

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	When-issued security.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Affiliate of the Fund.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Represents or includes a TBA transaction.
(j)	Non-income producing security.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquid Environmentally Aware Fund	$—	$150,000,000		$—	$—	$—	$150,000,000	149,865,121	$21,050	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	96,002,743	58,750,881	(a)	—	—	—	154,753,624	154,753,624	699,304	—

					$—	$—	$304,753,624		$720,354	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	27	12/08/20	$4,672	$57,274
10-Year Australian T-Bond	236	12/15/20	25,253	267,112
10-Year U.S. Treasury Note	86	12/21/20	12,000	(8,655)
U.S. Long Treasury Bond	65	12/21/20	11,458	(95,723)
U.S. Ultra Treasury Bond	66	12/21/20	14,640	(100,305)
Long Gilt	253	12/29/20	44,434	60,108
2-Year U.S. Treasury Note	148	12/31/20	32,702	8,450

				188,261

Short Contracts
Euro Bund	195	12/08/20	39,900	(76,838)
Euro OAT	54	12/08/20	10,671	(50,064)
10-Year Canadian Bond	179	12/18/20	20,408	22,257

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
10-Year U.S. Ultra Treasury Note	142	12/21/20	$22,709	$(101,492)
5-Year U.S. Treasury Note	115	12/31/20	14,494	(825)

				(206,962)

				$(18,701)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	117,583	EUR	100,000	Citibank N.A.	12/16/20	$141
USD	1,627,566	EUR	1,370,000	Standard Chartered Bank	12/16/20	18,602

						$18,743

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	B-	USD 10,893	$550,499	$642,020	$(91,521)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.19%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20	12/16/25	GBP	1,430	$2,365	$32	$2,333
0.19%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20	12/16/25	GBP	2,700	4,640	60	4,580
0.20%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20	12/16/25	GBP	1,660	1,834	37	1,797
0.20%	Semi-Annual	6-Month GBP LIBOR, 0.09%	Semi-Annual	12/16/20	12/16/25	GBP	1,690	1,921	37	1,884
6-Month WIBOR, 0.16%	Semi-Annual	0.56%	Annual	12/16/20	12/16/25	PLN	7,410	2,010	29	1,981
1-Month MXIBOR, 4.55%	Monthly	5.00%	Monthly	03/17/21	03/11/26	MXN	41,670	(19,792)	31	(19,823)
1-Month MXIBOR, 4.55%	Monthly	5.14%	Monthly	03/17/21	03/11/26	MXN	63,090	(12,046)	43	(12,089)
1-Month MXIBOR, 4.55%	Monthly	5.17%	Monthly	03/17/21	03/11/26	MXN	98,570	(12,728)	70	(12,798)
(0.41%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	03/17/21	03/17/26	EUR	19,910	5,104	(13)	5,117
0.36%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21	03/17/26	USD	2,440	4,028	42	3,986
6-Month BBR, 0.80%	Semi-Annual	0.36%	Semi-Annual	03/17/21	03/17/26	AUD	3,110	(1,874)	38	(1,912)
0.37%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21	03/17/26	USD	2,550	3,002	44	2,958
0.37%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21	03/17/26	USD	3,790	3,707	66	3,641
0.38%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21	03/17/26	USD	4,980	4,374	87	4,287
6-Month BBR, 0.80%	Semi-Annual	0.38%	Semi-Annual	03/17/21	03/17/26	AUD	2,770	704	35	669
0.42%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	03/17/21	03/17/26	USD	8,080	(9,420)	(14,721)	5,301
6-Month BBR, 0.80%	Semi-Annual	0.42%	Semi-Annual	03/17/21	03/17/26	AUD	23,780	42,108	299	41,809
0.59%	Semi-Annual	6-Month SIBOR, 0.59%	Semi-Annual	03/17/21	03/17/26	SGD	13,065	(28,079)	147	(28,226)
0.60%	Semi-Annual	6-Month SIBOR, 0.59%	Semi-Annual	03/17/21	03/17/26	SGD	13,065	(31,437)	147	(31,584)
0.71%	Quarterly	3-Month HIBOR, 0.61%	Quarterly	03/17/21	03/17/26	HKD	119,050	(74,970)	236	(75,206)
3-Month JIBAR, 3.35%	Quarterly	5.36%	Quarterly	03/17/21	03/17/26	ZAR	174,870	(18,120)	159	(18,279)
3-Month JIBAR, 3.35%	Quarterly	5.45%	Quarterly	03/17/21	03/17/26	ZAR	54,110	7,372	49	7,323
3-Month JIBAR, 3.35%	Quarterly	5.46%	Quarterly	03/17/21	03/17/26	ZAR	41,110	6,948	37	6,911

								$(118,349)	$(13,009)	$(105,340)

22

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.68%	Quarterly	1.00%	Quarterly	Citibank N.A.	03/17/21	03/17/26	KRW	33,113,995	$116,581	$—	$116,581
3-Month KRW CDC, 0.68%	Quarterly	1.01%	Quarterly	Bank of America N.A.	03/17/21	03/17/26	KRW	24,384,555	91,134	—	91,134
3-Month KRW CDC, 0.68%	Quarterly	0.99%	Quarterly	Citibank N.A.	03/17/21	03/17/26	KRW	2,918,600	8,900	—	8,900
3-Month KRW CDC, 0.68%	Quarterly	0.92%	Quarterly	Bank of America N.A.	03/17/21	03/17/26	KRW	2,691,160	74	—	74

									$216,689	$—	$216,689

(a)	Forward Swap.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	At Termination	Bank of America N.A.(a)	02/15/23	$22,325,580	$5,543,699	(b)	$27,610,532	2.0%
	At Termination	Bank of America N.A.(c)	02/15/23	21,304,920	1,079,335	(d)	22,605,637	2.9%
	At Termination	Morgan Stanley & Co. International PLC(e)	02/27/23	(24,614,008)	47,798,576	(f)	27,483,392	46.2%
	At Termination	Morgan Stanley & Co. International PLC(g)	02/27/23	6,898,563	17,026,812	(h)	24,337,483	52.3%

				$25,915,055	$71,448,422		$102,037,044

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-81 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD - 1D Overnight Bank Funding Rate (OBFR01) and USD - 1M US Dollar LIBOR BBA.

(b)	Amount includes $258,747 of net dividends and financing fees.
(c)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-176 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD - 1D Overnight Bank Funding Rate (OBFR01) and USD - 1M US Dollar LIBOR BBA.

(d)	Amount includes $(221,382) of net dividends and financing fees.
(e)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-115 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmark used in determining the variable rate of interest: USD - 1D Overnight Fed Funds Effective Rate (FEDL01).

(f)	Amount includes $(4,298,824) of net dividends and financing fees.
(g)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-129 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmark used in determining the variable rate of interest: USD - 1D Overnight Fed Funds Effective Rate (FEDL01).

(h)	Amount includes $(412,108) of net dividends and financing fees.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.,	5,173	$1,632,030	5.9%

Air Freight & Logistics
United Parcel Service, Inc., Class B,	33,252	5,540,781	20.1

Chemicals
DuPont de Nemours, Inc.,	29,824	1,654,635	6.0

Communications Equipment
Cisco Systems, Inc.,	36,198	1,425,839	5.2

Food & Staples Retailing
Kroger Co.,	9,865	334,522	1.2

Food Products
Campbell Soup Co.,	2,283	110,429	0.4
General Mills, Inc.,	22,598	1,393,844	5.0

		1,504,273

Health Care Equipment & Supplies
Baxter International, Inc.,	14,238	1,145,020	4.1

Health Care Providers & Services
McKesson Corp.,	28,370	4,225,144	15.3
Quest Diagnostics, Inc.,	13,246	1,516,535	5.5

		5,741,679

Hotels, Restaurants & Leisure
Yum! Brands, Inc.,	15,639	1,427,841	5.2

Household Durables
PulteGroup, Inc.,	8,706	403,001	1.5

Insurance
Allstate Corp.,	1,232	115,981	0.4
American International Group, Inc.,	38,610	1,062,933	3.9

		1,178,914

Machinery
Deere & Co.,	24,906	5,519,917	20.0

Metals & Mining
Barrick Gold Corp.,	47,177	1,326,145	4.8

Multiline Retail
Kohl’s Corp.,	9,854	182,594	0.6
Target Corp.,	8,047	1,266,759	4.6

		1,449,353

Pharmaceuticals
Pfizer, Inc.,	77,361	2,839,149	10.3

Road & Rail
CSX Corp.,	1,610	125,049	0.5

Specialty Retail
AutoZone, Inc.,	1,447	1,704,045	6.1

Security	Shares	Value	% of Basket Value

Specialty Retail (continued)
Home Depot, Inc.,	6,255	$1,737,076	6.3%
L Brands, Inc.,	2,395	76,185	0.3

		3,517,306

Total Reference Entity — Long		36,765,454

Reference Entity — Short

Common Stocks

Airlines
American Airlines Group, Inc.,	(6,380)	(78,410)	(0.3)

Leisure Products
Mattel, Inc.,	(141,425)	(1,654,673)	(6.0)

Multiline Retail
Nordstrom, Inc.,	(590,142)	(7,034,493)	(25.5)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.,	(8,248)	(132,050)	(0.5)
Enbridge, Inc.,	(8,743)	(255,296)	(0.9)

		(387,346)

Total Reference Entity — Short		(9,154,922)

Net Value of Reference Entity — Bank of America N.A		$27,610,532

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.,	3,010	$50,327	0.3%
Huntington Ingalls Industries, Inc.,	3,240	456,030	2.0
Textron, Inc.,	8,842	319,108	1.4

		825,465

Automobiles
Ford Motor Co.,	23,536	156,750	0.7
Harley-Davidson, Inc.,	3,043	74,675	0.3

		231,425

Biotechnology
Biogen, Inc.,	190	53,899	0.3
Gilead Sciences, Inc.,	10,101	638,282	2.8

		692,181

Building Products
Carrier Global Corp.,	15,662	478,318	2.1
Masco Corp.,	6,432	354,596	1.6

		832,914

Capital Markets
Moody’s Corp.,	592	171,591	0.8
Nasdaq, Inc.,	5,392	661,652	2.9
Raymond James Financial, Inc.,	2,001	145,593	0.6
S&P Global, Inc.,	1,736	626,002	2.8

		1,604,838

24

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Chemicals
Eastman Chemical Co.,	31	$2,422	0.0%
FMC Corp.,	5,640	597,332	2.7
Scotts Miracle-Gro Co.,	5,803	887,337	3.9
Westlake Chemical Corp.,	84	5,310	0.0

		1,492,401

Communications Equipment
Cisco Systems, Inc.,	4,007	157,836	0.7
CommScope Holding Co., Inc.,	16,944	152,496	0.7

		310,332

Containers & Packaging
Sonoco Products Co.,	17,989	918,698	4.1

Diversified Consumer Services
Service Corp. International,	1,003	42,307	0.2

Diversified Financial Services
Voya Financial, Inc.,	2,775	133,006	0.6

Diversified Telecommunication Services
CenturyLink, Inc.,	19,169	193,415	0.9

Electric Utilities
Avangrid, Inc.,	8,782	443,140	2.0
Evergy, Inc.,	1,807	91,832	0.4
Eversource Energy,	270	22,558	0.1
Exelon Corp.,	13,620	487,051	2.1

		1,044,581

Electronic Equipment, Instruments & Components
Avnet, Inc.,	9,685	250,260	1.1
Jabil, Inc.,	3,176	108,810	0.5

		359,070

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.,	47,681	557,391	2.5
Camden Property Trust,	148	13,169	0.1
CyrusOne, Inc.,	8,962	627,609	2.8
Essex Property Trust, Inc.,	4,270	857,373	3.8
Healthpeak Properties, Inc.,	42,311	1,148,744	5.1
Hudson Pacific Properties, Inc.,	25,248	553,688	2.4
Kilroy Realty Corp.,	1,400	72,744	0.3
Life Storage, Inc.,	3,007	316,547	1.4
Mid-America Apartment Communities, Inc.,	7,127	826,376	3.6
Regency Centers Corp.,	17,801	676,794	3.0
UDR, Inc.,	41,762	1,361,859	6.0

		7,012,294

Food Products
Campbell Soup Co.,	2,241	108,397	0.5
General Mills, Inc.,	9,112	562,028	2.5
Ingredion, Inc.,	40	3,027	0.0
Mondelez International, Inc., Class A,	326	18,729	0.1
Tyson Foods, Inc., Class A,	1,915	113,904	0.5

		806,085

Health Care Providers & Services
AmerisourceBergen Corp.,	4,709	456,396	2.0
Cardinal Health, Inc.,	7,565	355,177	1.6
Cigna Corp.,	7,901	1,338,508	5.9
DaVita, Inc.,	2,940	251,811	1.1
Humana, Inc.,	1,123	464,799	2.0

Security	Shares	Value	% of Basket Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings,	1,056	$198,813	0.9%
McKesson Corp.,	771	114,825	0.5
Quest Diagnostics, Inc.,	1,538	174,794	0.8

		3,355,123

Hotels, Restaurants & Leisure
Boyd Gaming Corp.,	17,336	532,042	2.3
Red Rock Resorts, Inc., Class A,	3,601	61,577	0.3
Scientific Games Corp., Class A,	30,795	1,075,054	4.8
Wyndham Hotels & Resorts, Inc.,	276	13,938	0.1
Yum! Brands, Inc.,	2,024	184,791	0.8

		1,867,402

Household Durables
Meritage Homes Corp.,	2,904	320,573	1.4
PulteGroup, Inc.,	4,732	219,044	1.0
TRI Pointe Group, Inc.,	71,728	1,301,146	5.7

		1,840,763

Household Products
Clorox Co.,	779	163,722	0.7
Spectrum Brands Holdings, Inc.,	11,356	649,109	2.9

		812,831

Industrial Conglomerates
Carlisle Cos., Inc.,	1,190	145,620	0.6

Insurance
American Financial Group, Inc.,	3,117	208,777	0.9
Brighthouse Financial, Inc.,	1,508	40,580	0.2
Lincoln National Corp.,	47,062	1,474,452	6.5

		1,723,809

IT Services
DXC Technology Co.,	29,866	533,108	2.4
Leidos Holdings, Inc.,	4,754	423,819	1.9
Western Union Co.,	26,914	576,767	2.5

		1,533,694

Machinery
Deere & Co.,	314	69,592	0.3
Fortive Corp.,	1,731	131,919	0.6
Illinois Tool Works, Inc.,	2,522	487,276	2.1
Otis Worldwide Corp.,	3,209	200,306	0.9

		889,093

Media
Interpublic Group of Cos., Inc.,	10,640	177,369	0.8
Omnicom Group, Inc.,	5,114	253,143	1.1
Sinclair Broadcast Group, Inc., Class A,	24,982	480,404	2.1

		910,916

Metals & Mining
Reliance Steel & Aluminum Co.,	2,171	221,529	1.0

Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust, Inc.,	26,445	399,055	1.8

Multiline Retail
Dollar General Corp.,	309	64,772	0.3
Target Corp.,	376	59,190	0.2

		123,962

Oil, Gas & Consumable Fuels
Antero Midstream Corp.,	96,689	519,220	2.3

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.,	13,738	$37,780	0.2%
Apache Corp.,	44,070	417,343	1.9
Concho Resources, Inc.,	2,003	88,372	0.4
Diamondback Energy, Inc.,	21,120	636,134	2.8
Kinder Morgan, Inc.,	2,460	30,332	0.1
Marathon Oil Corp.,	105,116	429,925	1.9
Marathon Petroleum Corp.,	12,489	366,427	1.6
Matador Resources Co.,	77,219	637,829	2.8
Murphy Oil Corp.,	33,622	299,908	1.3
Ovintiv Inc.,	85,525	697,884	3.1
Range Resources Corp.,	129,506	857,330	3.8
Southwestern Energy Co.,	145,072	340,919	1.5

		5,359,403

Pharmaceuticals
Bristol-Myers Squibb Co.,	3,504	211,256	0.9
Mylan NV,	649	9,625	0.1
Perrigo Co. PLC,	17,724	813,709	3.6
Pfizer, Inc.,	1,407	51,637	0.2

		1,086,227

Professional Services
Equifax, Inc.,	4,438	696,322	3.1

Road & Rail
CSX Corp.,	3,379	262,447	1.2
JB Hunt Transport Services, Inc.,	2,215	279,932	1.2

		542,379

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.,	5,484	640,202	2.8
Intel Corp.,	8,641	447,431	2.0
KLA Corp.,	2,879	557,777	2.5
Xilinx, Inc.,	41	4,274	0.0

		1,649,684

Specialty Retail
AutoNation, Inc.,	11,967	633,413	2.8
Home Depot, Inc.,	13	3,610	0.0
Murphy USA, Inc.,	1,965	252,051	1.1
O’Reilly Automotive, Inc.,	113	52,102	0.3

		941,176

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.,	5,983	56,061	0.2
NCR Corp.,	65,919	1,459,447	6.5
NetApp, Inc.,	3,710	162,646	0.7

		1,678,154

Textiles, Apparel & Luxury Goods
Tapestry, Inc.,	3,516	54,955	0.2

Tobacco
Altria Group, Inc.,	3,043	117,582	0.5

Total Reference Entity — Long		42,448,691

Reference Entity — Short

Common Stocks

Capital Markets
Brookfield Asset Management, Inc., Class A,	(1)	(33)	(0.0)

Security	Shares	Value	% of Basket Value

Containers & Packaging
Ball Corp.,	(2,151)	$(178,791)	(0.8)%

Metals & Mining
Cleveland-Cliffs, Inc.,	(302,233)	(1,940,336)	(8.6)
United States Steel Corp.,	(19,682)	(144,466)	(0.6)

		(2,084,802)

Multiline Retail
Macy’s, Inc.,	(773,054)	(4,406,408)	(19.5)
Nordstrom, Inc.,	(371,459)	(4,427,791)	(19.6)

		(8,834,199)

Oil, Gas & Consumable Fuels
Continental Resources, Inc.,	(501,488)	(6,158,273)	(27.2)

Specialty Retail
Bed Bath & Beyond, Inc.,	(172,694)	(2,586,956)	(11.5)

Total Reference Entity — Short		(19,843,054)

Net Value of Reference Entity — Bank of America N.A		$22,605,637

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.,	470,612	$7,868,633	28.6%
Lockheed Martin Corp.,	24,725	9,476,598	34.5
Northrop Grumman Corp.,	24,376	7,690,384	28.0

		25,035,615

Air Freight & Logistics
United Parcel Service, Inc., Class B,	23,790	3,964,128	14.4

Airlines
Southwest Airlines Co.,	190,180	7,131,750	25.9

Auto Components
Goodyear Tire & Rubber Co.,	403,144	3,092,114	11.2

Automobiles
Ford Motor Co.,	1,196,353	7,967,711	29.0

Building Products
Johnson Controls International PLC,	49,337	2,015,416	7.3
Trane Technologies PLC,	79,291	9,614,034	35.0

		11,629,450

Chemicals
Ashland Global Holdings, Inc.,	117,721	8,348,773	30.4
DuPont de Nemours, Inc.,	144,331	8,007,484	29.1
Eastman Chemical Co.,	55,612	4,344,410	15.8

		20,700,667

Communications Equipment
Cisco Systems, Inc.,	209,876	8,267,016	30.1

26

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Consumer Finance
American Express Co.,	79,413	$7,961,153	29.0%

Containers & Packaging
International Paper Co.,	193,840	7,858,274	28.6
Packaging Corp. of America,	74,028	8,072,753	29.4
Westrock Co.,	263,164	9,142,317	33.2

		25,073,344

Diversified Telecommunication Services
CenturyLink, Inc.,	641,517	6,472,906	23.5

Electric Utilities
Exelon Corp.,	225,630	8,068,529	29.4
Southern Co.,	99,346	5,386,540	19.6

		13,455,069

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.,	101,154	7,956,774	28.9

Energy Equipment & Services
Halliburton Co.,	659,338	7,945,023	28.9

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.,	276,471	7,884,953	28.7

Food & Staples Retailing
Kroger Co.,	270,813	9,183,269	33.4
Walmart, Inc.,	70,086	9,805,732	35.7

		18,989,001

Food Products
Campbell Soup Co.,	144,547	6,991,739	25.4
General Mills, Inc.,	137,971	8,510,051	31.0

		15,501,790

Health Care Equipment & Supplies
Baxter International, Inc.,	86,261	6,937,110	25.2

Health Care Providers & Services
CVS Health Corp.,	110,216	6,436,614	23.4
DaVita, Inc.,	98,388	8,426,932	30.7
McKesson Corp.,	37,212	5,541,983	20.2
Quest Diagnostics, Inc.,	71,326	8,166,114	29.7
Universal Health Services, Inc., Class B,	60,088	6,430,618	23.4

		35,002,261

Hotels, Restaurants & Leisure
Boyd Gaming Corp.,	226,147	6,940,451	25.3
McDonald’s Corp.,	43,953	9,647,244	35.1
MGM Resorts International,	83,784	1,822,302	6.6
Yum! Brands, Inc.,	82,512	7,533,346	27.4

		25,943,343

Household Durables
Newell Brands, Inc.,	438,412	7,523,150	27.4
PulteGroup, Inc.,	177,286	8,206,569	29.9
Toll Brothers, Inc.,	171,710	8,355,408	30.4
Whirlpool Corp.,	46,063	8,470,525	30.8

		32,555,652

Household Products
Procter & Gamble Co.,	70,025	9,732,775	35.4

Security	Shares	Value	% of Basket Value

Independent Power and Renewable

Electricity Producers
Vistra Corp.,	518,707	$9,782,814	35.6%

Insurance
Allstate Corp.,	87,029	8,192,910	29.8
American International Group, Inc.,	294,438	8,105,878	29.5
Marsh & McLennan Cos., Inc.,	84,275	9,666,343	35.2
MetLife, Inc.,	218,347	8,115,958	29.5
Prudential Financial, Inc.,	129,273	8,211,421	29.9

		42,292,510

Machinery
Caterpillar, Inc.,	54,661	8,152,688	29.7
Deere & Co.,	10,787	2,390,723	8.7

		10,543,411

Media
Altice USA, Inc., Class A,	298,931	7,772,206	28.3
Omnicom Group, Inc.,	182,064	9,012,168	32.8
TEGNA, Inc.,	594,212	6,981,991	25.4

		23,766,365

Metals & Mining
Barrick Gold Corp.,	292,697	8,227,713	29.9
Newmont Corp.,	153,125	9,715,781	35.4

		17,943,494

Multiline Retail
Kohl’s Corp.,	400,394	7,419,301	27.0
Target Corp.,	53,197	8,374,272	30.5

		15,793,573

Oil, Gas & Consumable Fuels
Apache Corp.,	238,877	2,262,165	8.2
Devon Energy Corp.,	897,490	8,490,255	30.9
Kinder Morgan, Inc.,	649,533	8,008,742	29.2
Murphy Oil Corp.,	606,456	5,409,588	19.7
Occidental Petroleum Corp.,	527,305	5,278,323	19.2
Ovintiv Inc.,	589,359	4,809,170	17.5
Valero Energy Corp.,	52,716	2,283,657	8.3

		36,541,900

Pharmaceuticals
Bristol-Myers Squibb Co.,	137,510	8,290,478	30.2
Pfizer, Inc.,	188,374	6,913,326	25.1

		15,203,804

Road & Rail
CSX Corp.,	102,397	7,953,175	28.9

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,	979	80,268	0.3

Specialty Retail
AutoZone, Inc.,	6,875	8,096,275	29.5
Home Depot, Inc.,	29,068	8,072,474	29.4
L Brands, Inc.,	253,946	8,078,022	29.4
Lowe’s Cos., Inc.,	59,236	9,824,883	35.7

		34,071,654

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals
HP, Inc.,	430,827	$8,181,405	29.8%
Xerox Holdings Corp.,	439,620	8,251,667	30.0

		16,433,072

Thrifts & Mortgage Finance
MGIC Investment Corp.,	938,982	8,319,380	30.3

Tobacco
Altria Group, Inc.,	250,564	9,681,793	35.2

Trading Companies & Distributors
HD Supply Holdings, Inc.,	237,618	9,799,366	35.7
United Rentals, Inc.,	49,042	8,557,829	31.1

		18,357,195

Total Reference Entity — Long		575,964,013

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.,	(58,751)	(9,709,190)	(35.3)
TransDigm Group, Inc.,	(17,333)	(8,235,255)	(30.0)

		(17,944,445)

Airlines
Delta Air Lines, Inc.,	(275,494)	(8,424,606)	(30.6)
United Airlines Holdings, Inc.,	(72,653)	(2,524,692)	(9.2)

		(10,949,298)

Automobiles
General Motors Co.,	(190,038)	(5,623,225)	(20.5)
Tesla, Inc.,	(22,936)	(9,839,773)	(35.8)

		(15,462,998)

Biotechnology
Amgen, Inc.,	(1,686)	(428,514)	(1.6)

Chemicals
Dow, Inc.,	(73,499)	(3,458,128)	(12.6)
Olin Corp.,	(636,040)	(7,874,175)	(28.6)
Sherwin-Williams Co.,	(12,766)	(8,894,583)	(32.4)

		(20,226,886)

Communications Equipment
Motorola Solutions, Inc.,	(50,948)	(7,989,156)	(29.1)

Consumer Finance
Ally Financial, Inc.,	(352,049)	(8,825,869)	(32.1)
Capital One Financial Corp.,	(67,426)	(4,845,232)	(17.6)
Navient Corp.,	(1,054,952)	(8,914,344)	(32.5)
OneMain Holdings, Inc.,	(127,726)	(3,991,438)	(14.5)

		(26,576,883)

Containers & Packaging
Ball Corp.,	(99,204)	(8,245,836)	(30.0)
Sealed Air Corp.,	(165,406)	(6,419,407)	(23.4)

		(14,665,243)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B,	(35,372)	(7,532,114)	(27.4)

Diversified Telecommunication Services
AT&T, Inc.,	(283,303)	(8,076,968)	(29.4)
Verizon Communications, Inc.,	(61,706)	(3,670,890)	(13.3)

		(11,747,858)

Security	Shares	Value	% of Basket Value

Electric Utilities
American Electric Power Co., Inc.,	(96,663)	$(7,900,267)	(28.8)%
FirstEnergy Corp.,	(139,035)	(3,991,695)	(14.5)
NRG Energy, Inc.,	(227,962)	(7,007,552)	(25.5)

		(18,899,514)

Entertainment
Walt Disney Co.,	(34,460)	(4,275,797)	(15.6)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.,	(790,791)	(8,532,635)	(31.1)
Simon Property Group, Inc.,	(122,459)	(7,920,648)	(28.8)

		(16,453,283)

Food Products
Conagra Brands, Inc.,	(212,856)	(7,601,088)	(27.7)
Kraft Heinz Co.,	(255,407)	(7,649,440)	(27.8)
Lamb Weston Holdings, Inc.,	(127,746)	(8,465,727)	(30.8)
Mondelez International, Inc., Class A,	(142,348)	(8,177,893)	(29.7)
Tyson Foods, Inc., Class A,	(133,446)	(7,937,368)	(28.9)

		(39,831,516)

Health Care Equipment & Supplies
Boston Scientific Corp.,	(254,545)	(9,726,164)	(35.4)

Health Care Providers & Services
Cardinal Health, Inc.,	(167,477)	(7,863,045)	(28.6)
HCA Healthcare, Inc.,	(71,392)	(8,901,155)	(32.4)
UnitedHealth Group, Inc.,	(20,411)	(6,363,537)	(23.1)

		(23,127,737)

Hotels, Restaurants & Leisure
Aramark,	(357,867)	(9,465,582)	(34.4)
Carnival Corp.,	(159,555)	(2,422,045)	(8.8)
Darden Restaurants, Inc.,	(95,354)	(9,605,962)	(35.0)
Marriott International, Inc., Class A,	(20,806)	(1,926,219)	(7.0)
Royal Caribbean Cruises Ltd.,	(7,208)	(466,574)	(1.7)

		(23,886,382)

Household Durables
DR Horton, Inc.,	(110,949)	(8,391,073)	(30.5)
Lennar Corp., Class A,	(65,802)	(5,374,708)	(19.6)
MDC Holdings, Inc.,	(180,583)	(8,505,459)	(30.9)

		(22,271,240)

Independent Power and Renewable Electricity Producers
AES Corp.,	(318,491)	(5,767,872)	(21.0)

Industrial Conglomerates
General Electric Co.,	(1,425,473)	(8,880,697)	(32.3)
Honeywell International, Inc.,	(58,426)	(9,617,504)	(35.0)

		(18,498,201)

Insurance
Hartford Financial Services Group, Inc.,	(153,126)	(5,644,224)	(20.5)
Lincoln National Corp.,	(238,785)	(7,481,134)	(27.2)
Loews Corp.,	(236,845)	(8,230,364)	(30.0)

		(21,355,722)

Internet & Direct Marketing Retail
Expedia Group, Inc.,	(104,725)	(9,602,235)	(34.9)

28

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

IT Services
DXC Technology Co.,	(448,298)	$(8,002,120)	(29.1)%
International Business Machines Corp.,	(64,463)	(7,843,213)	(28.5)

		(15,845,333)

Leisure Products
Mattel, Inc.,	(564,349)	(6,602,883)	(24.0)

Media
Charter Communications, Inc., Class A,	(15,342)	(9,578,625)	(34.9)
Comcast Corp., Class A,	(169,916)	(7,860,314)	(28.6)
DISH Network Corp., Class A,	(324,170)	(9,410,655)	(34.2)
ViacomCBS, Inc., Class B,	(331,894)	(9,296,351)	(33.8)

		(36,145,945)

Metals & Mining
Freeport-McMoRan, Inc.,	(479,873)	(7,505,214)	(27.3)
Teck Resources Ltd., Class B,	(577,730)	(8,042,001)	(29.3)

		(15,547,215)

Multiline Retail
Nordstrom, Inc.,	(225,094)	(2,683,120)	(9.8)

Multi-Utilities
Dominion Energy, Inc.,	(103,424)	(8,163,256)	(29.7)
Sempra Energy,	(82,731)	(9,792,041)	(35.6)

		(17,955,297)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.,	(474,236)	(7,592,518)	(27.6)
ConocoPhillips,	(189,080)	(6,209,387)	(22.6)
Enbridge, Inc.,	(251,645)	(7,348,034)	(26.7)
Hess Corp.,	(213,842)	(8,752,553)	(31.9)
Williams Cos., Inc.,	(99,832)	(1,961,699)	(7.1)

		(31,864,191)

Pharmaceuticals
Bausch Health Cos., Inc.,	(501,219)	(7,788,943)	(28.3)
Johnson & Johnson,	(33,878)	(5,043,757)	(18.4)

		(12,832,700)

Road & Rail
Norfolk Southern Corp.,	(31,508)	(6,742,397)	(24.5)
Ryder System, Inc.,	(187,990)	(7,940,697)	(28.9)
Union Pacific Corp.,	(40,262)	(7,926,380)	(28.9)

		(22,609,474)

Specialty Retail
Best Buy Co., Inc.,	(42,090)	(4,684,196)	(17.0)
Gap, Inc.,	(491,870)	(8,376,546)	(30.5)

		(13,060,742)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C,	(140,521)	(9,511,867)	(34.6)

Thrifts & Mortgage Finance
Radian Group, Inc.,	(574,783)	(8,397,580)	(30.6)

Wireless Telecommunication Services
T-Mobile US, Inc.,	(71,749)	(8,205,216)	(29.9)

Total Reference Entity — Short		(548,480,621)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$27,483,392

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp	53,083	$7,348,280	30.2%
Howmet Aerospace, Inc	84,488	1,412,639	5.8
Huntington Ingalls Industries, Inc	48,732	6,859,029	28.2
Lockheed Martin Corp	339	129,932	0.5
Textron, Inc	20,412	736,669	3.0

		16,486,549

Air Freight & Logistics
FedEx Corp	1,913	481,158	2.0

Auto Components
Dana, Inc	232,303	2,861,973	11.8

Automobiles
Ford Motor Co	14,284	95,131	0.4
Harley-Davidson, Inc	301,949	7,409,829	30.4

		7,504,960

Biotechnology
Amgen, Inc	23,182	5,891,937	24.2
Biogen, Inc	26,994	7,657,658	31.5
Gilead Sciences, Inc	106,286	6,716,212	27.6

		20,265,807

Building Products
Carrier Global Corp	39,838	1,216,653	5.0
Masco Corp	115,415	6,362,829	26.1

		7,579,482

Capital Markets
Moody’s Corp	5,788	1,677,652	6.9
Nasdaq, Inc	55,131	6,765,125	27.8
S&P Global, Inc	7,752	2,795,371	11.5

		11,238,148

Chemicals
DuPont de Nemours, Inc	3,333	184,915	0.8
Eastman Chemical Co	397	31,014	0.1
FMC Corp	63,696	6,746,043	27.7
LyondellBasell Industries NV, Class A	71,643	5,050,115	20.8
Mosaic Co	13,203	241,219	1.0
Scotts Miracle-Gro Co	23,706	3,624,884	14.9
Westlake Chemical Corp	3,259	206,034	0.8

		16,084,224

Communications Equipment
Cisco Systems, Inc	187,408	7,382,001	30.3
CommScope Holding Co., Inc	25,989	233,901	1.0

		7,615,902

Consumer Finance
Capital One Financial Corp	97,446	7,002,469	28.8
Discover Financial Services	76,997	4,448,887	18.3

		11,451,356

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Containers & Packaging
International Paper Co.	137,804	$5,586,574	22.9%
Sonoco Products Co.	48,455	2,474,597	10.2

		8,061,171

Diversified Consumer Services
H&R Block, Inc.	11,038	179,809	0.7
Service Corp. International	12,658	533,915	2.2

		713,724

Diversified Financial Services
Voya Financial, Inc.	154,482	7,404,322	30.4

Diversified Telecommunication Services
CenturyLink, Inc.	658,969	6,648,997	27.3

Electric Utilities
Avangrid, Inc.	126,140	6,365,024	26.2
Entergy Corp.	69,869	6,884,193	28.3
Evergy, Inc.	142,125	7,222,792	29.7
Eversource Energy	21	1,755	0.0
Exelon Corp.	183,787	6,572,223	27.0
NRG Energy, Inc.	186,396	5,729,813	23.5

		32,775,800

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	1,909	206,687	0.9
Avnet, Inc.	122,259	3,159,173	13.0
Jabil, Inc.	40,098	1,373,758	5.6

		4,739,618

Energy Equipment & Services
Halliburton Co.	7,619	91,809	0.4
National Oilwell Varco, Inc.	9,632	87,266	0.4
Schlumberger Ltd.	25,870	402,537	1.6

		581,612

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	82,032	6,587,170	27.1
Brixmor Property Group, Inc.	353,894	4,137,021	17.0
Camden Property Trust	339	30,164	0.1
Crown Castle International Corp.	802	133,533	0.5
CyrusOne, Inc.	21,860	1,530,856	6.3
Equity Residential	3,329	170,878	0.7
Essex Property Trust, Inc.	29,159	5,854,836	24.1
Healthcare Trust of America, Inc., Class A	2,013	52,338	0.2
Healthpeak Properties, Inc.	116,382	3,159,771	13.0
Hudson Pacific Properties, Inc.	52,785	1,157,575	4.8
Kilroy Realty Corp.	1,105	57,416	0.2
Kimco Realty Corp.	615,779	6,933,671	28.5
Lamar Advertising Co., Class A	30,784	2,036,977	8.4
Life Storage, Inc.	67,097	7,063,301	29.0
Mid-America Apartment Communities, Inc.	56,910	6,598,714	27.1
Regency Centers Corp.	62,878	2,390,622	9.8
UDR, Inc.	167,763	5,470,751	22.5

		53,365,594

Food & Staples Retailing
Kroger Co.	144,131	4,887,482	20.1

Food Products
Campbell Soup Co.	8,394	406,018	1.7
General Mills, Inc.	116,706	7,198,426	29.6

Security	Shares	Value	% of Basket Value

Food Products (continued)
Ingredion, Inc.	340	$25,731	0.1%
Mondelez International, Inc., Class A	4,119	236,636	1.0
Tyson Foods, Inc., Class A	66,062	3,929,368	16.1

		11,796,179

Health Care Providers & Services
AmerisourceBergen Corp.	72,266	7,004,021	28.8
Anthem, Inc.	6,764	1,816,743	7.5
Cardinal Health, Inc.	152,577	7,163,490	29.4
Cigna Corp.	36,290	6,147,889	25.3
DaVita, Inc.	37,133	3,180,441	13.1
HCA Healthcare, Inc.	62,292	7,766,567	31.9
Humana, Inc.	788	326,145	1.3
Laboratory Corp. of America Holdings	40,524	7,629,454	31.3
McKesson Corp.	48,494	7,222,211	29.7
Quest Diagnostics, Inc.	39,941	4,572,845	18.8

		52,829,806

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	72,423	2,222,662	9.2
Red Rock Resorts, Inc., Class A	318,458	5,445,632	22.4
Scientific Games Corp., Class A	67,148	2,344,137	9.6
Wyndham Destinations, Inc.	240,701	7,403,963	30.4
Wyndham Hotels & Resorts, Inc.	3,481	175,790	0.7
Yum! Brands, Inc.	38,612	3,525,275	14.5

		21,117,459

Household Durables
D.R. Horton, Inc.	3,690	279,075	1.1
Meritage Homes Corp.	1,117	123,306	0.5
PulteGroup, Inc.	75,784	3,508,041	14.4
TRI Pointe Group, Inc.	364,273	6,607,912	27.2

		10,518,334

Household Products
Clorox Co.	34,161	7,179,617	29.5
Spectrum Brands Holdings, Inc.	57,555	3,289,844	13.5

		10,469,461

Industrial Conglomerates
Carlisle Cos., Inc.	9,986	1,221,987	5.0

Insurance
American Financial Group, Inc.	39,343	2,635,194	10.8
Brighthouse Financial, Inc.	16,934	455,694	1.9
Lincoln National Corp.	166,826	5,226,659	21.5

		8,317,547

Internet & Direct Marketing Retail
eBa,y Inc,	143,016	7,451,134	30.6

IT Services
Broadridge Financial Solutions, Inc.	524	69,168	0.3
DXC Technology Co.	21,064	375,993	1.5
Leidos Holdings, Inc.	66,793	5,954,596	24.5
Western Union Co.	216,447	4,638,459	19.1

		11,038,216

Machinery
Deere & Co.	10,204	2,261,512	9.3
Fortive Corp.	21,851	1,665,265	6.8
Illinois Tool Works, Inc.	12,977	2,507,286	10.3
Otis Worldwide Corp.	29,266	1,826,784	7.5

30

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Machinery (continued)
Parker-Hannifin Corp.	30,981	$6,268,696	25.8%
Trinity Industries, Inc.	154,739	3,017,410	12.4

		17,546,953

Media
Interpublic Group of Cos., Inc.	190,668	3,178,436	13.1
Omnicom Group, Inc.	143,347	7,095,676	29.1
Sinclair Broadcast Group, Inc., Class A	286,796	5,515,087	22.7

		15,789,199

Metals & Mining
Newmont Corp.	120,332	7,635,065	31.4
Steel Dynamics, Inc.	252,815	7,238,094	29.7

		14,873,159

Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust, Inc.	76,512	1,154,566	4.7

Multiline Retail
Dollar General Corp.	3,907	818,985	3.4
Dollar Tree, Inc.	81,592	7,452,613	30.6
Target Corp.	37,989	5,980,229	24.6

		14,251,827

Oil, Gas & Consumable Fuels
Antero Midstream Corp.	104,414	560,703	2.3
Antero Resources Corp.	5,906	16,242	0.1
Apache Corp.	532,573	5,043,466	20.7
Concho Resources, Inc.	41,841	1,846,025	7.6
Devon Energy Corp.	788,629	7,460,430	30.6
Diamondback Energy, Inc.	87,301	2,629,506	10.8
Marathon Oil Corp.	391,535	1,601,378	6.6
Marathon Petroleum Corp.	144,964	4,253,244	17.5
Matador Resources Co.	253,475	2,093,704	8.6
Murphy Oil Corp.	713,536	6,364,741	26.1
Ovintiv Inc.	798,094	6,512,447	26.8
Range Resources Corp.	646,248	4,278,162	17.6
Southwestern Energy Co.	856,992	2,013,931	8.3
Targa Resources Corp.	217,595	3,052,858	12.5
Valero Energy Corp.	41,779	1,809,866	7.4

		49,536,703

Pharmaceuticals
Bristol-Myers Squibb Co.	88,822	5,355,079	22.0
Mylan NV	1,916	28,414	0.1
Perrigo Co. PLC	50,814	2,332,871	9.6
Pfizer, Inc.	156,389	5,739,476	23.6

		13,455,840

Professional Services
Equifax, Inc.	32,346	5,075,087	20.9

Real Estate Management & Development
CBRE Group, Inc., Class A	670	31,470	0.1

Road & Rail
CSX Corp.	42,666	3,313,869	13.6
JB Hunt Transport Services, Inc.	53,966	6,820,223	28.0
Ryder System, Inc.	172,684	7,294,172	30.0

		17,428,264

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	49,498	5,778,396	23.7

Security	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	120,574	$7,168,124	29.5%
Intel Corp.	133,090	6,891,400	28.3
KLA Corp.	19,236	3,726,783	15.3
Lam Research Corp.	20,502	6,801,538	28.0
NXP Semiconductors NV	52,544	6,558,017	26.9
Xilinx, Inc.	344	35,859	0.2

		36,960,117

Specialty Retail
AutoNation, Inc.	128,805	6,817,649	28.0
AutoZone, Inc.	3,818	4,496,229	18.5
Best Buy Co., Inc.	5,793	644,703	2.6
Home Depot, Inc.	11,284	3,133,680	12.9
L Brands, Inc.	245,118	7,797,204	32.0
Lowe’s Cos., Inc.	45,718	7,582,787	31.1
Michaels Cos., Inc.	213,368	2,060,068	8.5
Murphy USA, Inc.	27,297	3,501,386	14.4
O’Reilly Automotive, Inc.	13,500	6,224,580	25.6

		42,258,286

Technology Hardware, Storage & Peripherals
Apple, Inc.	67,647	7,834,199	32.2
Hewlett Packard Enterprise Co.	42,719	400,277	1.6
NCR Corp.	198,977	4,405,351	18.1
NetApp, Inc.	77,780	3,409,875	14.0

		16,049,702

Tobacco
Altria Group, Inc.	185,975	7,186,074	29.5

Trading Companies & Distributors
W.W. Grainger, Inc.	10,403	3,711,478	15.2

Total Reference Entity — Long		610,816,727

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(24,625)	(4,069,528)	(16.7)
Raytheon Technologies Corp.	(22,502)	(1,294,765)	(5.3)
Spirit AeroSystems Holdings, Inc., Class A	(368,630)	(6,970,793)	(28.7)
TransDigm Group, Inc.	(7,800)	(3,705,936)	(15.2)

		(16,041,022)

Airlines
Delta Air Lines, Inc.	(37,465)	(1,145,679)	(4.7)
United Airlines Holdings, Inc.	(150,469)	(5,228,798)	(21.5)

		(6,374,477)

Auto Components
Aptiv PLC	(30,032)	(2,753,334)	(11.3)
BorgWarner, Inc.	(59,478)	(2,304,178)	(9.5)
Goodyear Tire & Rubber Co.	(374,330)	(2,871,111)	(11.8)
Lear Corp.	(427)	(46,564)	(0.2)

		(7,975,187)

Beverages
Coca-Cola Co.	(96,108)	(4,744,852)	(19.5)

Biotechnology
Emergent BioSolutions, Inc.	(23,842)	(2,463,594)	(10.1)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Building Products
Builders FirstSource, Inc.	(5,415)	$(176,637)	(0.7)%

Capital Markets
Brookfield Asset Management, Inc., Class A	(226,945)	(7,502,802)	(30.8)
MSCI, Inc.	(6,899)	(2,461,425)	(10.1)

		(9,964,227)

Chemicals
Air Products and Chemicals, Inc.	(10,976)	(3,269,312)	(13.4)
Ecolab, Inc.	(37,123)	(7,418,660)	(30.5)
Huntsman Corp.	(175,475)	(3,897,300)	(16.0)
Olin Corp.	(17,616)	(218,086)	(0.9)

		(14,803,358)

Commercial Services & Supplies
Waste Connections, Inc.	(3,248)	(337,143)	(1.4)
Waste Management, Inc.	(51,955)	(5,879,747)	(24.1)

		(6,216,890)

Communications Equipment
Motorola Solutions, Inc.	(49,186)	(7,712,857)	(31.7)

Construction & Engineering
AECOM	(137,148)	(5,738,272)	(23.6)
Fluor Corp.	(613,924)	(5,408,671)	(22.2)

		(11,146,943)

Construction Materials
Martin Marietta Materials, Inc.	(6,326)	(1,488,887)	(6.1)

Consumer Finance
Navient Corp.	(57,779)	(488,233)	(2.0)

Containers & Packaging
Ball Corp.	(88,599)	(7,364,349)	(30.3)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(34,855)	(7,422,024)	(30.5)

Electric Utilities
American Electric Power Co., Inc.	(16,879)	(1,379,521)	(5.7)
Edison International	(146,986)	(7,472,768)	(30.7)
FirstEnergy Corp.	(212,458)	(6,099,669)	(25.1)
NextEra Energy, Inc.	(107)	(29,699)	(0.1)
PG&E Corp.	(205,074)	(1,925,645)	(7.9)

		(16,907,302)

Electrical Equipment
Sensata Technologies Holding PLC	(93,726)	(4,043,340)	(16.6)

Electronic Equipment, Instruments & Components
Trimble, Inc.	(145,410)	(7,081,467)	(29.1)

Energy Equipment & Services
Baker Hughes Co.	(526,321)	(6,994,806)	(28.7)

Entertainment
Live Nation Entertainment, Inc.	(128,862)	(6,943,085)	(28.5)
Netflix, Inc.	(4,436)	(2,218,133)	(9.1)
Walt Disney Co.	(58,780)	(7,293,422)	(30.0)

		(16,454,640)

Equity Real Estate Investment Trusts (REITs)
American Campus Communities, Inc.	(55,880)	(1,951,330)	(8.0)
Digital Realty Trust, Inc.	(14,076)	(2,065,794)	(8.5)
EPR Properties	(219,521)	(6,036,827)	(24.8)

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	(739)	$(561,736)	(2.3)%
Federal Realty Investment Trust	(29,597)	(2,173,604)	(8.9)
GEO Group, Inc.	(25,136)	(285,042)	(1.2)
Host Hotels & Resorts, Inc.	(9,392)	(101,340)	(0.4)
Iron Mountain, Inc.	(76,284)	(2,043,648)	(8.4)
Medical Properties Trust, Inc.	(445,932)	(7,861,781)	(32.3)
Outfront Media, Inc.	(45,890)	(667,700)	(2.7)
Prologis, Inc.	(37,356)	(3,758,761)	(15.4)
Public Storage	(940)	(209,357)	(0.9)
Realty Income Corp.	(122,758)	(7,457,548)	(30.6)
Ryman Hospitality Properties, Inc.	(200,867)	(7,391,906)	(30.4)
Sabra Health Care REIT, Inc.	(349,843)	(4,822,586)	(19.8)
SBA Communications Corp.	(16,829)	(5,359,700)	(22.0)
Service Properties Trust	(226,914)	(1,803,966)	(7.4)
Spirit Realty Capital, Inc.	(140,020)	(4,725,675)	(19.4)
STORE Capital Corp.	(146,951)	(4,030,866)	(16.6)
Ventas, Inc.	(21,742)	(912,294)	(3.8)
VICI Properties, Inc.	(309,777)	(7,239,488)	(29.8)
Vornado Realty Trust	(206,620)	(6,965,160)	(28.6)

		(78,426,109)

Food & Staples Retailing
Performance Food Group Co.	(47,637)	(1,649,193)	(6.8)
Sysco Corp.	(113,228)	(7,045,046)	(28.9)

		(8,694,239)

Food Products
Archer-Daniels-Midland Co.	(106,502)	(4,951,278)	(20.3)
Post Holdings, Inc.	(87,985)	(7,566,710)	(31.1)

		(12,517,988)

Gas Utilities
National Fuel Gas Co.	(154,569)	(6,273,956)	(25.8)
UGI Corp.	(2,028)	(66,883)	(0.3)

		(6,340,839)

Health Care Equipment & Supplies
Boston Scientific Corp.	(146,289)	(5,589,703)	(23.0)
DENTSPLY SIRONA, Inc.	(167,021)	(7,303,828)	(30.0)

		(12,893,531)

Health Care Providers & Services
Centene Corp.	(54,651)	(3,187,793)	(13.1)
Encompass Health Corp.	(88,117)	(5,725,843)	(23.5)

		(8,913,636)

Hotels, Restaurants & Leisure
Aramark	(279,892)	(7,403,143)	(30.4)
Carnival Corp.	(84,429)	(1,281,632)	(5.3)
Churchill Downs, Inc.	(38,055)	(6,234,170)	(25.6)
Darden Restaurants, Inc.	(75,587)	(7,614,634)	(31.3)
Las Vegas Sands Corp.	(5,676)	(264,842)	(1.1)
Marriott International, Inc., Class A	(1,171)	(108,411)	(0.4)
McDonald’s Corp.	(456)	(100,088)	(0.4)
Royal Caribbean Cruises Ltd.	(54,791)	(3,546,622)	(14.6)
Six Flags Entertainment Corp.	(109,809)	(2,229,123)	(9.2)
Wynn Resorts Ltd.	(101,354)	(7,278,231)	(29.9)

		(36,060,896)

32

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Household Durables
Leggett & Platt, Inc.	(174,718)	$(7,193,140)	(29.5)%
NVR, Inc.	(237)	(967,700)	(4.0)

		(8,160,840)

Independent Power and Renewable Electricity Producers
AES Corp.	(22,074)	(399,760)	(1.6)

Industrial Conglomerates
General Electric Co.	(926,265)	(5,770,631)	(23.7)

Insurance
Assurant, Inc.	(40,435)	(4,905,170)	(20.2)
Progressive Corp.	(24,957)	(2,362,679)	(9.7)
Unum Group	(22,388)	(376,790)	(1.5)

		(7,644,639)

Interactive Media & Services
Match Group, Inc.	(70,429)	(7,792,969)	(32.0)
Twitter, Inc.	(170,516)	(7,587,962)	(31.2)

		(15,380,931)

Internet & Direct Marketing Retail
Expedia Group, Inc.	(78,834)	(7,228,289)	(29.7)

IT Services
Fidelity National Information Services, Inc.	(275)	(40,483)	(0.2)
Fiserv, Inc.	(18,211)	(1,876,644)	(7.7)
Gartner, Inc.	(190)	(23,740)	(0.1)
Global Payments, Inc.	(40,577)	(7,205,664)	(29.6)
MasterCard, Inc., Class A	(12,156)	(4,110,794)	(16.9)
Visa, Inc., Class A	(36,330)	(7,264,910)	(29.8)

		(20,522,235)

Leisure Products
Hasbro, Inc.	(78,468)	(6,490,873)	(26.7)

Life Sciences Tools & Services
Agilent Technologies, Inc.	(4,427)	(446,861)	(1.9)
Avantor, Inc.	(285,551)	(6,422,042)	(26.4)
Charles River Laboratories International, Inc.	(34,093)	(7,720,360)	(31.7)

		(14,589,263)

Machinery
Stanley Black & Decker, Inc.	(23,081)	(3,743,738)	(15.4)

Media
Charter Communications, Inc., Class A	(11,794)	(7,363,466)	(30.3)
Comcast Corp., Class A	(166,332)	(7,694,518)	(31.6)
DISH Network Corp., Class A	(253,502)	(7,359,163)	(30.2)
Fox Corp., Class A	(32,290)	(898,631)	(3.7)

		(23,315,778)

Metals & Mining
Cleveland-Cliffs, Inc.	(26,634)	(170,990)	(0.7)
Freeport-McMoRan, Inc.	(180,578)	(2,824,240)	(11.6)
Southern Copper Corp.	(11,729)	(530,972)	(2.2)
Teck Resources Ltd., Class B	(313,580)	(4,365,033)	(17.9)
United States Steel Corp.	(14,558)	(106,856)	(0.5)

		(7,998,091)

Security	Shares	Value	% of Basket Value

Multiline Retail
Kohl’s Corp.	(270,907)	$(5,019,907)	(20.6)%
Nordstrom, Inc.	(134,614)	(1,604,599)	(6.6)

		(6,624,506)

Multi-Utilities
CMS Energy Corp.	(412)	(25,301)	(0.1)
Consolidated Edison, Inc.	(5,620)	(437,236)	(1.8)
Dominion Energy, Inc.	(17,040)	(1,344,967)	(5.6)
Sempra Energy	(8,057)	(953,627)	(3.9)

		(2,761,131)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(28,307)	(453,195)	(1.9)
Cenovus Energy, Inc.	(1,168,610)	(4,545,893)	(18.7)
CNX Resources Corp.	(78,391)	(740,011)	(3.0)
ConocoPhillips	(137,798)	(4,525,286)	(18.6)
Continental Resources, Inc.	(35,768)	(439,231)	(1.8)
Hess Corp.	(132,532)	(5,424,535)	(22.3)
Occidental Petroleum Corp.	(3,006)	(30,090)	(0.1)
Parsley Energy, Inc., Class A	(673,024)	(6,299,505)	(25.9)
PBF Energy, Inc., Class A	(57,500)	(327,175)	(1.4)
PDC Energy, Inc.	(199,095)	(2,467,782)	(10.1)
Pioneer Natural Resources Co.	(24,907)	(2,141,753)	(8.8)
Suncor Energy, Inc.	(542,679)	(6,636,964)	(27.3)
TC Energy Corp.	(167,491)	(7,037,972)	(28.9)

		(41,069,392)

Personal Products
Estee Lauder Cos., Inc., Class A	(34,608)	(7,553,196)	(31.0)

Pharmaceuticals
Elanco Animal Health, Inc.	(275,793)	(7,702,898)	(31.7)

Road & Rail
Kansas City Southern	(10,466)	(1,892,567)	(7.8)
Uber Technologies, Inc.	(81,978)	(2,990,557)	(12.3)

		(4,883,124)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(18,767)	(6,837,194)	(28.1)
Micron Technology, Inc.	(48,518)	(2,278,405)	(9.4)
NVIDIA Corp.	(6,005)	(3,250,026)	(13.3)

		(12,365,625)

Software
Open Text Corp.	(175,267)	(7,403,278)	(30.4)
PTC, Inc.	(67,580)	(5,590,218)	(23.0)

		(12,993,496)

Specialty Retail
Bed Bath & Beyond, Inc.	(137,068)	(2,053,279)	(8.4)
Ross Stores, Inc.	(81,806)	(7,634,136)	(31.4)
TJX Cos., Inc.	(1,784)	(99,279)	(0.4)

		(9,786,694)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(110,619)	(7,487,800)	(30.8)
Seagate Technology PLC	(44,261)	(2,180,739)	(9.0)
Western Digital Corp.	(8,847)	(323,358)	(1.3)

		(9,991,897)

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	(653,942)	$(7,343,768)	(30.2)%
VF Corp	(105,483)	(7,410,181)	(30.4)

		(14,753,949)

Thrifts & Mortgage Finance
Radian Group, Inc	(477,972)	(6,983,171)	(28.7)

Trading Companies & Distributors
Univar Solutions, Inc	(28,606)	(482,869)	(2.0)

Security	Shares	Value	% of Basket Value

Water Utilities
Essential Utilities, Inc	(188,072)	$(7,569,898)	(31.1)%

Total Reference Entity — Short		(586,479,244)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$24,337,483

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$126,049,592	$—	$126,049,592
Common Stocks	188,696,634	—	—	188,696,634
Corporate Bonds	—	923,094,693	—	923,094,693
Investment Companies	150,000,000	—	—	150,000,000
Non-Agency Mortgage-Backed Securities	—	120,194,963	—	120,194,963
Preferred Securities
Capital Trust	—	237,325	—	237,325
U.S. Government Sponsored Agency Securities	—	1,233,256,830	—	1,233,256,830
U.S. Treasury Obligations	—	51,407,769	—	51,407,769
Warrants	—	5,140	—	5,140
Short-Term Securities
Money Market Funds	154,753,624	—	—	154,753,624
Liabilities
Investments
TBA Sale Commitments	—	(66,638,151)	—	(66,638,151)

	$493,450,258	$2,387,608,161	$—	2,881,058,419

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$71,448,422	$—	$71,448,422

34

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Currency Exchange Contracts	$—	$18,743	$—	$18,743
Interest Rate Contracts	415,201	311,266	—	726,467
Liabilities
Credit Contracts	—	(91,521)	—	(91,521)
Interest Rate Contracts	(433,902)	(199,917)	—	(633,819)

	$(18,701)	$71,486,993	$—	$71,468,292

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SIBOR	Singapore Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

SCHEDULE OF INVESTMENTS	35